Schedule of Investments (unaudited) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class ER, (3 mo. Euribor + 6.45%), 5.66%, 04/15/34(a)(b)	EUR	100	$114,925
Aqueduct European CLO DAC, Series 2017-2X, Class E, (3 mo. Euribor + 4.40%), 4.40%, 10/15/30(a)		289	315,675
Ares LIII CLO Ltd., Series 2019-53A, Class D, (3 mo. LIBOR US + 3.75%), 3.97%, 04/24/31(a)(c)	USD	500	500,359
Ares XL CLO Ltd., Series 2016-40A, Class CR, (3 mo. LIBOR US + 3.40%), 3.64%, 01/15/29(a)(c)		500	500,224
ARES XLIV CLO Ltd., Series 2017-44A, Class C, (3 mo. LIBOR US + 3.45%), 3.69%, 10/15/29(a)(c)		500	499,994
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.38%, 04/20/32(a)(c)(d)		1,000	1,000,000
Cook Park CLO Ltd., Series 2018-1A, Class C, (3 mo. LIBOR US + 1.75%), 1.97%, 04/17/30(a)(c)		250	249,677
Dryden 33 Senior Loan Fund, Series 2014-33A, Class DR3, (3 mo. LIBOR US + 3.65%), 3.89%, 04/15/29(a)(c)		500	500,296
Elmwood CLO I Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 4.40%), 4.62%, 10/20/33(a)(c)		1,000	1,023,094
Greywolf CLO V Ltd.(a)(c)
Series 2015-1A, Class BR, (3 mo. LIBOR US + 2.00%), 2.22%, 01/27/31		500	499,572
Series 2015-1A, Class CR, (3 mo. LIBOR US + 3.00%), 3.22%, 01/27/31		500	486,333
Kayne CLO Ltd., Series 2019-5A, Class D, (3 mo. LIBOR US + 3.80%), 4.02%, 07/24/32(a)(c)		300	300,779
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class DR, 3.12%, 10/17/27(a)(c)		1,000	992,239
Northwoods Capital 23 Euro DAC, Series 2021-23X, Class E, (3 mo. Euribor + 6.21%), 0.00%, 03/15/34(a)(b)	EUR	100	114,925
OHA Loan Funding Ltd., Series 2013-1A, Class DR2, (3 mo. LIBOR US + 3.05%), 3.27%, 07/23/31(a)(c)	USD	750	750,084
Palmer Square CLO Ltd., Series 2020-1A, Class C, (3 mo. LIBOR US + 3.00%), 3.22%, 04/20/29(a)(c)		500	500,164
Regatta X Funding Ltd., Series 2017-3A, Class D, (3 mo. LIBOR US + 2.75%), 2.97%, 01/17/31(a)(c)		250	247,492
Signal Peak CLO 8 Ltd., Series 2018-8A, Class C, (3 mo. LIBOR US + 2.00%), 2.22%, 04/20/33(a)(c)		1,000	999,075
TCW CLO Ltd.(a)(c)
3.99%, 03/18/34		1,000	999,982
Series 2017-1A, Class DR, (3 mo. LIBOR US + 3.15%), 3.36%, 07/29/29		500	500,068
TICP CLO I Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.50%), 2.72%, 07/20/27(a)(c)		500	495,818
TICP CLO V Ltd., Series 2016-5A, Class DR, (3 mo. LIBOR US + 3.15%), 3.37%, 07/17/31(a)(c)		500	500,148
TICP CLO VIII Ltd., Series 2017-8A, Class C, (3 mo. LIBOR US + 3.10%), 3.32%, 10/20/30(a)(c)		500	500,051
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32	GBP	100	141,300

Security		Par (000)	Value

Asset-Backed Securities (continued)
Webster Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.12%, 07/20/30(a)(c)	USD	690	$685,550
York CLO Ltd., Series 2020-1A, Class D1, (3 mo. LIBOR US + 4.50%), 4.67%, 04/20/32(a)(c)		500	504,181

Total Asset-Backed Securities — 6.2% (Cost: $13,781,444)			13,922,005

		Shares

Common Stocks

Banks — 0.4%
ABN AMRO Bank NV(c)(e)		4,005	48,621
Banco Bilbao Vizcaya Argentaria SA		14,903	77,662
Barclays PLC(e)		22,800	58,389
HSBC Holdings PLC(e)		24,305	141,666
ING Groep NV(e)		13,622	166,380
Intesa Sanpaolo SpA(e)		18,623	50,460
Lloyds Banking Group PLC(e)		90,165	52,893
Nordea Bank Abp(e)		15,710	154,904
Societe Generale SA(e)		4,238	110,802

			861,777

Capital Markets — 0.1%
Credit Suisse Group AG, Registered Shares		8,880	93,945

Construction & Engineering — 0.0%
McDermott International Ltd.(e)		2,158	1,726

Consumer Finance — 0.1%
Arrow Global Group PLC(e)		29,019	122,017

Diversified Telecommunication Services — 0.0%
Telecom Italia SpA/Milano		79,357	45,632

Media — 0.0%
Telenet Group Holding NV		1,888	76,530

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.(e)		41	986

Specialty Retail — 0.0%
NMG Parent LLC		78	5,499

Total Common Stocks — 0.6% (Cost: $1,007,761)			1,208,112

		Par (000)

Corporate Bonds

Aerospace & Defense — 1.3%
Bombardier, Inc.(c)
8.75%, 12/01/21	USD	74	77,639
6.13%, 01/15/23		1,229	1,279,696
7.50%, 12/01/24		30	29,962
7.50%, 03/15/25		4	3,935
7.88%, 04/15/27		124	121,606
Spirit AeroSystems, Inc., 5.50%, 01/15/25(c)		84	88,830
SSL Robotics LLC, 9.75%, 12/31/23(c)		21	23,615

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc.
8.00%, 12/15/25(c)	USD	247	$268,983
6.25%, 03/15/26(c)		735	779,247
6.38%, 06/15/26		41	42,384
4.63%, 01/15/29(c)		64	63,107
Triumph Group, Inc., 8.88%, 06/01/24(c)		126	141,775

			2,920,779

Airlines — 1.2%
American Airlines, Inc., 11.75%, 07/15/25(c)		155	191,733
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)
5.50%, 04/20/26		90	93,662
5.75%, 04/20/29		178	189,049
Avianca Holdings SA, (10.00% Cash or 12.00% PIK), 11.00%, 11/10/21(f)		31	31,866
British Airways Pass Through Trust, Series 2020-1, Class A, 4.25%, 05/15/34(c)		357	373,903
Delta Air Lines, Inc., 7.00%, 05/01/25(c)		62	71,421
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(c)		54	57,380
International Consolidated Airlines Group SA
0.50%, 07/04/23	EUR	100	111,993
2.75%, 03/25/25		200	231,305
3.75%, 03/25/29		200	230,096
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)	USD	179	196,229
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(c)		11	12,094
SriLankan Airlines Ltd., 7.00%, 06/25/24		200	118,500
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27		539	597,204
Series 2020-1, Class B, 4.88%, 01/15/26		80	83,000

			2,589,435

Auto Components — 0.5%
Clarios Global LP, 6.75%, 05/15/25(c)		50	53,485
Clarios Global LP/Clarios US Finance Co.(c)
6.25%, 05/15/26		200	212,408
8.50%, 05/15/27		550	591,937
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(c)		63	66,465
GoodYear Tire + Rubber Co., 5.63%, 04/30/33		56	56,000
Meritor, Inc., 4.50%, 12/15/28(c)		13	13,039
Tenneco, Inc., 7.88%, 01/15/29(c)		13	14,589

			1,007,923

Automobiles — 0.6%
Allison Transmission, Inc., 5.88%, 06/01/29(c)		17	18,587
Asbury Automotive Group, Inc.
4.50%, 03/01/28		12	12,275
4.75%, 03/01/30		15	15,495
Carvana Co., 5.50%, 04/15/27(c)		57	57,299
Ford Motor Co., 4.75%, 01/15/43		16	16,118
Ford Motor Credit Co. LLC, 4.39%, 01/08/26		200	210,214
General Motors Financial Co., Inc., 5.20%, 03/20/23		215	233,165
Jaguar Land Rover Automotive PLC
6.88%, 11/15/26	EUR	100	132,373
5.88%, 01/15/28(c)	USD	200	203,000
Ken Garff Automotive LLC, 4.88%, 09/15/28(c)		24	23,976

Security		Par (000)	Value

Automobiles (continued)
Navistar International Corp., 9.50%, 05/01/25(c)	USD	12	$13,185
Nissan Motor Co. Ltd., 4.81%, 09/17/30(c)		350	383,875

			1,319,562

Banks — 2.4%
Banca Monte dei Paschi di Siena SpA 1.88%, 01/09/26	EUR	100	116,844
(5 year EUR Swap + 8.92%), 8.50%, 09/10/30(a)		100	116,107
Banco Bilbao Vizcaya Argentaria SA, Series ., (5 year EUR Swap + 6.46%), 6.00%(a)(g)		200	262,685
Banco de Sabadell SA, (5 year EUR Swap + 2.95%), 2.50%, 04/15/31(a)		100	116,097
Bangkok Bank PCL, (5 year CMT + 1.90%), 3.73%, 09/25/34(a)	USD	700	704,812
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26		230	232,300
Bank of Communications Co. Ltd., (5 year CMT + 3.35%), 3.80%(a)(g)		200	206,188
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(g)		500	536,094
Burgan Bank SAK, (5 year CMT + 2.23%), 2.75%, 12/15/31(a)		200	186,000
Cembra Money Bank AG, 0.00%, 07/09/26(h)(i)	CHF	200	216,579
Commercial Bank PSQC, (5 year CMT + 3.87%), 4.50%(a)(g)	USD	225	222,680
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(a)(g)	EUR	200	250,767
Doha Finance Ltd., 2.38%, 03/31/26	USD	200	200,302
Intesa Sanpaolo SpA, (5 year EUR Swap + 6.09%), 5.88%(a)(g)	EUR	250	328,722
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31(a)	USD	200	203,938
Krung Thai Bank PCL/Cayman Islands, (5 year CMT + 3.53%), 4.40%(a)(g)		200	200,500
Nanyang Commercial Bank Ltd., (5 year CMT + 2.18%), 3.80%, 11/20/29(a)		250	262,109
National Westminster Bank PLC(a)(g)
Series A, (6 mo. LIBOR US + 0.25%), 0.50%		10	9,680
Series B, (6 mo. LIBOR US + 0.25%), 0.50%		100	96,800
Standard Chartered PLC, (5 year CMT + 5.66%), 6.00%(a)(g)		200	217,998
Wells Fargo & Co., (5 year CMT + 3.45%), 3.90%(a)(g)		610	616,039

			5,303,241

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49		175	225,821
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(c)(f)		200	210,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/27(c)		200	204,016
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(c)		105	106,444
Triton Water Holdings, Inc., 6.25%, 04/01/29(c)		20	20,400
Trivium Packaging Finance BV(c)
5.50%, 08/15/26		200	209,750
8.50%, 08/15/27		354	384,161

			1,360,592

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Biotechnology — 0.1%
Cidron Aida Finco Sarl
5.00%, 04/01/28	EUR	105	$124,673
6.25%, 04/01/28	GBP	133	185,187

			309,860

Building Materials — 0.3%
Boise Cascade Co., 4.88%, 07/01/30(c)	USD	22	23,045
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(c)		70	74,550
CP Atlas Buyer, Inc., 7.00%, 12/01/28(c)		65	68,318
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(c)		65	69,875
Griffon Corp., 5.75%, 03/01/28		17	18,084
HT Troplast GmbH, 9.25%, 07/15/25	EUR	192	245,141
Jeld-Wen, Inc.(c)
6.25%, 05/15/25	USD	29	30,813
4.63%, 12/15/25		12	12,150
4.88%, 12/15/27		6	6,204
SRM Escrow Issuer LLC, 6.00%, 11/01/28(c)		87	91,176
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(c)		34	35,488

			674,844

Building Products(c) — 0.3%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27		37	38,760
BCPE Ulysses Intermediate, Inc., (7.75% Cash or 8.50% PIK), 7.75%, 04/01/27(f)		29	30,088
Foundation Building Materials, Inc., 6.00%, 03/01/29		43	42,463
LBM Acquisition LLC, 6.25%, 01/15/29		80	82,400
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		129	133,192
SRS Distribution, Inc., 8.25%, 07/01/26		152	159,410
White Cap Buyer LLC, 6.88%, 10/15/28		81	85,997
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(f)		45	46,912

			619,222

Capital Markets — 0.6%
Cerah Capital Ltd., 0.00%, 08/08/24(h)(i)		200	201,486
Charles Schwab Corp., (5 year CMT + 3.17%), 4.00%(a)(g)		700	710,360
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)		55	57,664
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		63	65,992
5.25%, 05/15/27		97	100,152
NFP Corp.(c)
7.00%, 05/15/25		15	16,088
6.88%, 08/15/28		174	180,525
RP Escrow Issuer LLC, 5.25%, 12/15/25(c)		33	34,196

			1,366,463

Chemicals — 0.5%
Chemours Co., 5.75%, 11/15/28(c)		20	21,058
HB Fuller Co., 4.25%, 10/15/28		17	17,273
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)		64	72,019
Minerals Technologies, Inc., 5.00%, 07/01/28(c)		33	34,031
Monitchem HoldCo 2 SA, 9.50%, 09/15/26	EUR	100	128,411
PQ Corp., 5.75%, 12/15/25(c)	USD	481	493,025

Security		Par (000)	Value

Chemicals (continued)
Vedanta Resources Finance II PLC, 9.25%, 04/23/26	USD	200	$168,244
WESCO Distribution, Inc., 7.25%, 06/15/28(c)		93	103,825

			1,037,886

Commercial Services & Supplies — 0.6%
ADT Security Corp., 4.88%, 07/15/32(c)		50	50,812
AMN Healthcare, Inc., 4.00%, 04/15/29(c)		16	15,920
APX Group, Inc., 6.75%, 02/15/27(c)		91	97,618
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(c)		23	23,792
CMB International Leasing Management Ltd.
1.88%, 08/12/25		200	196,617
2.00%, 02/04/26		200	197,363
EC Finance PLC, 2.38%, 11/15/22	EUR	100	112,779
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25(c)	USD	16	16,720
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(c)		8	9,110
Loxam SAS
4.25%, 04/15/24	EUR	200	236,299
5.75%, 07/15/27		100	116,467
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)(c)	USD	66	67,703
Prime Security Services Borrower LLC/Prime Finance, Inc.(c)
5.75%, 04/15/26		10	10,820
6.25%, 01/15/28		94	97,853
Verisure Midholding AB, 5.25%, 02/15/29	EUR	145	175,653

			1,425,526

Communications Equipment(c) — 0.4%
Avaya, Inc., 6.13%, 09/15/28	USD	339	359,871
CommScope Technologies LLC
6.00%, 06/15/25		25	25,501
5.00%, 03/15/27		61	60,428
CommScope, Inc.
6.00%, 03/01/26		227	239,187
8.25%, 03/01/27		33	35,310
7.13%, 07/01/28		40	42,483
ViaSat, Inc., 6.50%, 07/15/28		94	98,988

			861,768

Construction & Engineering(c) — 0.1%
Arcosa, Inc., 4.38%, 04/15/29		61	62,144
frontdoor, Inc., 6.75%, 08/15/26		186	197,857

			260,001

Construction Materials(c) — 0.3%
Core & Main LP, 6.13%, 08/15/25		466	478,274
IAA, Inc., 5.50%, 06/15/27		34	35,658
Picasso Finance Sub, Inc., 6.13%, 06/15/25		43	45,688
Williams Scotsman International, Inc., 4.63%, 08/15/28		46	46,862
Winnebago Industries, Inc., 6.25%, 07/15/28		27	28,924

			635,406

Consumer Discretionary — 0.7%
Carnival Corp.
11.50%, 04/01/23(c)		208	238,420
10.13%, 02/01/26	EUR	100	135,761
10.50%, 02/01/26(c)	USD	20	23,525
7.63%, 03/01/26	EUR	102	129,310
5.75%, 03/01/27(c)	USD	210	215,512

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Discretionary (continued)
Carnival Corp. (continued)
9.88%, 08/01/27(c)	USD	39	$45,918
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26(c)		31	31,542
Life Time, Inc.(c)
5.75%, 01/15/26		55	56,584
8.00%, 04/15/26		37	38,110
NCL Corp. Ltd.(c)
10.25%, 02/01/26		18	21,119
5.88%, 03/15/26		33	33,330
NCL Finance Ltd., 6.13%, 03/15/28(c)		72	73,350
Nielsen Finance LLC/Nielsen Finance Co.(c)
5.63%, 10/01/28		69	72,536
5.88%, 10/01/30		173	187,489
Royal Caribbean Cruises Ltd.(c)
10.88%, 06/01/23		25	28,758
9.13%, 06/15/23		33	36,364
11.50%, 06/01/25		45	52,481
5.50%, 04/01/28		72	72,360
Viking Cruises Ltd., 7.00%, 02/15/29(c)		8	8,238
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(c)		29	29,299

			1,530,006

Consumer Finance — 1.1%
Encore Capital Group, Inc., 4.88%, 10/15/25	EUR	200	247,100
Global Payments, Inc., 2.90%, 05/15/30	USD	265	270,522
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(c)		117	114,075
Muthoot Finance Ltd., 4.40%, 09/02/23		200	202,875
Navient Corp., 5.00%, 03/15/27		11	11,028
Nexi SpA, Series ., 0.00%, 02/24/28(h)(i)	EUR	400	446,004
OneMain Finance Corp.
6.88%, 03/15/25	USD	53	60,284
6.63%, 01/15/28		35	39,666
5.38%, 11/15/29		7	7,446
Sabre GLBL, Inc.(c)
9.25%, 04/15/25		69	82,282
7.38%, 09/01/25		48	52,382
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(c)		49	50,837
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24		200	199,800
Verscend Escrow Corp., 9.75%, 08/15/26(c)		618	662,632

			2,446,933

Containers & Packaging(c) — 0.1%
Graham Packaging Co., Inc., 7.13%, 08/15/28		17	18,084
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28		32	33,040
LABL Escrow Issuer LLC
6.75%, 07/15/26		57	61,061
10.50%, 07/15/27		36	40,090

			152,275

Diversified Consumer Services — 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)
6.63%, 07/15/26		448	475,095
9.75%, 07/15/27		473	518,976
Ascend Learning LLC, 6.88%, 08/01/25		418	428,450

Security		Par (000)	Value

Diversified Consumer Services (continued)
Garda World Security Corp., 9.50%, 11/01/27(c)	USD	76	$84,122
Rekeep SpA, 7.25%, 02/01/26	EUR	215	269,401

			1,776,044

Diversified Financial Services — 2.5%
Ally Financial, Inc., 8.00%, 11/01/31	USD	136	189,404
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	139,026
Bank of America Corp., (SOFR + 1.88%), 2.83%, 10/24/51(a)	USD	80	73,446
Barclays PLC(a)
(1 year CMT + 1.70%), 3.81%, 03/10/42		353	345,812
(5 year UK Government Bond + 6.02%), 6.38%(g)	GBP	200	302,258
China Development Bank Financial Leasing Co. Ltd.,
(5 year CMT + 2.75%), 2.88%, 09/28/30(a)	USD	200	202,763
Citigroup, Inc.(a)(g)
(5 year CMT + 3.42%), 3.88%		521	518,567
Series W, (5 year CMT + 3.60%), 4.00%		325	328,169
Credit Agricole SA(a)(g)
(5 year USD Swap + 4.90%), 7.88%(c)		200	224,250
(5 year USD Swap + 4.90%), 7.88%		200	224,250
Deutsche Bank AG, (SOFR + 2.76%), 3.73%, 01/14/32(a)		285	276,345
Fairstone Financial, Inc., 7.88%, 07/15/24(c)		12	12,600
Garfunkelux Holdco 3 SA
6.75%, 11/01/25	EUR	200	242,394
7.75%, 11/01/25	GBP	100	142,447
GE Capital Funding LLC, 4.40%, 05/15/30(c)	USD	400	452,861
GE Capital International Funding Co., 4.42%, 11/15/35		262	299,927
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(c)(f)		69	65,735
Intrum AB, 3.00%, 09/15/27	EUR	200	227,290
Manappuram Finance Ltd., 5.90%, 01/13/23	USD	200	206,812
MAR Sukuk Ltd., 2.21%, 09/02/25		200	203,125
Ooredoo International Finance Ltd., 2.63%, 04/08/31		200	197,844
REC Ltd., 3.88%, 07/07/27		200	209,750
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/23		200	203,188
Spectrum Brands, Inc.(c)
5.00%, 10/01/29		22	23,210
5.50%, 07/15/30		13	13,910
UBS Group AG, (5 year CMT + 3.31%), 4.38%(a)(c)(g)		345	340,342
United Wholesale Mortgage LLC, 5.50%, 04/15/29(c)		30	30,000

			5,695,725

Diversified Telecommunication Services — 1.8%
Cincinnati Bell, Inc.(c)
7.00%, 07/15/24		13	13,406
8.00%, 10/15/25		18	19,146
Consolidated Communications, Inc., 6.50%, 10/01/28(c)		157	169,580
Frontier Communications Corp.(c)
5.88%, 10/15/27		89	94,340
5.00%, 05/01/28		62	63,140
6.75%, 05/01/29		112	118,126
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(c)		90	93,150
Lumen Technologies, Inc.
5.13%, 12/15/26(c)		169	178,021
Series P, 7.60%, 09/15/39		47	53,815
Series U, 7.65%, 03/15/42		73	83,038
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(f)		134	140,030

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
SoftBank Group Corp.
3.13%, 09/19/25	EUR	300	$364,595
4.00%, 09/19/29		100	125,020
(5 year USD ICE Swap + 4.23%), 6.00%(a)(g)	USD	200	200,500
Sprint Capital Corp.
6.88%, 11/15/28		21	26,480
8.75%, 03/15/32		79	116,821
Telecom Italia Capital SA
6.38%, 11/15/33		63	74,155
7.20%, 07/18/36		36	45,433
7.72%, 06/04/38		2	2,668
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	100	172,021
Verizon Communications, Inc.
4.00%, 03/22/50	USD	308	331,479
2.88%, 11/20/50.		150	133,317
3.70%, 03/22/61		895	884,365
Zayo Group Holdings, Inc.(c)
4.00%, 03/01/27		219	215,168
6.13%, 03/01/28		350	359,188

			4,077,002

Electric Utilities — 0.7%
Adani Transmission Ltd., 4.25%, 05/21/36		193	199,031
Edison International, (5 year CMT + 4.70%), 5.38%(a)(g)		700	709,660
FirstEnergy Corp., Series C, 3.40%, 03/01/50		200	175,000
FirstEnergy Transmission LLC, 4.55%, 04/01/49(c)		65	68,546
Pacific Gas and Electric Co., 4.20%, 06/01/41		310	308,456
PG&E Corp., 5.25%, 07/01/30		48	50,880
Pike Corp., 5.50%, 09/01/28(c)		33	33,578
Public Power Corp., 3.88%, 03/30/26	EUR	100	119,261

			1,664,412

Electrical Equipment — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(c)	USD	56	58,660
GrafTech Finance, Inc., 4.63%, 12/15/28(c)		29	29,217
Pearl Holding III Ltd., 9.50%, 12/11/22		200	62,125

			150,002

Electronic Equipment, Instruments & Components(c) — 0.0%
Brightstar Escrow Corp., 9.75%, 10/15/25		15	16,275
BWX Technologies, Inc., 4.13%, 04/15/29(b)		5	5,069
Energizer Holdings, Inc., 4.75%, 06/15/28		52	53,625

			74,969

Energy Equipment & Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp.(c)
6.88%, 04/01/27		45	46,912
6.25%, 04/01/28		81	82,280
CGG SA, 7.75%, 04/01/27(b)	EUR	103	120,184
TechnipFMC PLC, 6.50%, 02/01/26(c)	USD	67	70,105
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		6	6,154
6.88%, 09/01/27		416	428,480

			754,115

Environmental, Maintenance, & Security Service — 0.2%
Covanta Holding Corp., 5.00%, 09/01/30		27	27,270
GFL Environmental, Inc., 5.13%, 12/15/26(c)		308	324,555

Security		Par (000)	Value

Environmental, Maintenance, & Security Service (continued)
Tervita Corp., 11.00%, 12/01/25(c)	USD	29	$32,915
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		118	120,802

			505,542

Equity Real Estate Investment Trusts (REITs) — 0.2%
Crown Castle International Corp., 3.30%, 07/01/30		105	109,908
Iron Mountain, Inc.(c)
5.25%, 07/15/30		72	74,290
5.63%, 07/15/32		46	48,070
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25(c)		62	65,391
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		89	91,102
4.50%, 02/15/29(c)		39	39,155
Service Properties Trust
4.50%, 06/15/23		10	10,159
4.35%, 10/01/24		8	7,953
7.50%, 09/15/25		48	54,548
5.50%, 12/15/27		22	23,270

			523,846

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(c)
4.63%, 01/15/27		5	5,182
5.88%, 02/15/28		38	40,518
4.88%, 02/15/30		72	74,016
Casino Guichard Perrachon SA, 3.58%, 02/07/25	EUR	100	114,481
Iceland Bondco PLC, 4.38%, 05/15/28	GBP	100	133,076
Kraft Heinz Foods Co.
4.38%, 06/01/46	USD	5	5,227
4.88%, 10/01/49		257	288,255
5.50%, 06/01/50		235	287,687
Post Holdings, Inc.(c)
4.63%, 04/15/30		33	33,083
4.50%, 09/15/31		75	74,175
TreeHouse Foods, Inc., 4.00%, 09/01/28		19	19,134
U.S. Foods, Inc., 4.75%, 02/15/29(c)		65	65,000
United Natural Foods, Inc., 6.75%, 10/15/28(c)		15	16,031

			1,155,865

Food Products — 0.5%
Aramark Services, Inc.(c)
5.00%, 04/01/25		133	136,159
6.38%, 05/01/25		48	50,880
5.00%, 02/01/28		13	13,491
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(c)		139	144,692
CP Foods Capital Ltd., 0.50%, 06/18/25(h)		200	210,962
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(c)		208	227,240
Knight Castle Investments Ltd., 7.99%, 01/23/21(e)(j)		300	209,531
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(c)		57	57,500

			1,050,455

Gas Utilities — 0.0%
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(c)		29	29,296

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Equipment & Supplies(c) — 0.2%
Avantor Funding, Inc., 4.63%, 07/15/28	USD	144	$150,388
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.38%, 06/01/25		102	109,660
7.25%, 02/01/28		236	258,576

			518,624

Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.(c)
5.50%, 07/01/28		41	43,163
5.00%, 04/15/29		23	23,868
AdaptHealth LLC(c)
6.13%, 08/01/28		29	30,740
4.63%, 08/01/29		16	15,920
AHP Health Partners, Inc., 9.75%, 07/15/26(c)		43	46,601
CHS/Community Health Systems, Inc.(c)
8.13%, 06/30/24		25	26,226
6.63%, 02/15/25		119	125,620
8.00%, 03/15/26		223	241,130
5.63%, 03/15/27		148	155,030
6.00%, 01/15/29		121	127,957
6.88%, 04/15/29		38	39,781
DaVita, Inc., 4.63%, 06/01/30(c)		34	34,641
Encompass Health Corp.
4.50%, 02/01/28		7	7,169
4.75%, 02/01/30		10	10,287
Legacy LifePoint Health LLC(c)
6.75%, 04/15/25		38	40,375
4.38%, 02/15/27		39	38,220
LifePoint Health, Inc., 5.38%, 01/15/29(c)		47	46,295
ModivCare, Inc., 5.88%, 11/15/25(c)		16	16,840
Prime Healthcare Services, Inc., 7.25%, 11/01/25(c)		58	61,915
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(c)		9	9,742
Surgery Center Holdings, Inc.(c)
6.75%, 07/01/25		369	377,192
10.00%, 04/15/27		62	68,355
Tenet Healthcare Corp.(c)
7.50%, 04/01/25		57	61,541
4.88%, 01/01/26		39	40,551
6.25%, 02/01/27		125	131,983
5.13%, 11/01/27		142	148,489
4.63%, 06/15/28		17	17,425
6.13%, 10/01/28		85	88,719
Vizient, Inc., 6.25%, 05/15/27(c)		47	49,879

			2,125,654

Health Care Technology(c) — 0.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25.		416	424,050
Mednax, Inc., 6.25%, 01/15/27		50	53,465
US Acute Care Solutions LLC, 6.38%, 03/01/26		7	7,262

			484,777

Healthcare — 0.0%
Akumin, Inc., 7.00%, 11/01/25(c)		19	20,211

Hotels, Restaurants & Leisure — 2.7%
Accor SA, 0.70%, 12/07/27(h)	EUR	132	83,838
Affinity Gaming, 6.88%, 12/15/27(c)	USD	20	21,075
Boyd Gaming Corp.
8.63%, 06/01/25(c)		39	43,368

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp. (continued)
6.38%, 04/01/26	USD	23	$23,748
4.75%, 12/01/27		35	35,673
Boyne USA, Inc., 7.25%, 05/01/25(c)		12	12,474
Caesars Entertainment, Inc.(c)
6.25%, 07/01/25		198	211,071
8.13%, 07/01/27		176	194,083
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 07/01/25(c)		92	97,088
CCM Merger, Inc., 6.38%, 05/01/26(c)		30	31,856
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(c)
5.50%, 05/01/25		83	87,361
6.50%, 10/01/28		10	10,750
Champion Path Holdings Ltd., 4.50%, 01/27/26		200	207,938
Churchill Downs, Inc.(c)
5.50%, 04/01/27		152	158,870
4.75%, 01/15/28		122	126,177
Cirsa Finance International Sarl, 6.25%, 12/20/23	EUR	200	237,806
Codere Finance 2 Luxembourg SA, (4.50% Cash or 6.25% PIK), 10.75%, 11/01/23(e)(f)(j)		100	63,795
Codere Finance Luxembourg SA, 10.75%, 09/30/23(k) .		130	159,219
CPUK Finance Ltd., 4.88%, 02/28/47	GBP	200	277,788
Fortune Star BVI Ltd.
6.85%, 07/02/24	USD	200	210,937
5.95%, 10/19/25		400	418,000
Full House Resorts, Inc., 8.25%, 02/15/28(c)		11	11,718
Golden Nugget, Inc., 6.75%, 10/15/24(c)		290	293,239
Haidilao International Holding Ltd., 2.15%, 01/14/26		200	197,668
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/28(c)		30	32,288
International Game Technology PLC, 3.50%, 06/15/26	EUR	200	239,348
IRB Holding Corp., 7.00%, 06/15/25(c)	USD	29	31,217
Marriott International, Inc., Series EE, 5.75%, 05/01/25		75	86,062
Melco Resorts Finance Ltd., 5.25%, 04/26/26		200	206,313
MGM China Holdings Ltd., 5.88%, 05/15/26		200	209,375
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(c)		30	32,250
Powdr Corp., 6.00%, 08/01/25(c)		45	47,423
Scientific Games International, Inc.(c)
8.63%, 07/01/25		40	43,488
8.25%, 03/15/26		42	45,045
7.00%, 05/15/28		40	42,744
7.25%, 11/15/29		33	35,805
SeaWorld Parks & Entertainment, Inc., 9.50%, 08/01/25(c)		25	27,171
Sisal Group SpA, 7.00%, 07/31/23	EUR	69	81,991
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(c)	USD	196	211,925
Station Casinos LLC, 4.50%, 02/15/28(c)		29	28,891
Stonegate Pub Co. Financing PLC
8.00%, 07/13/25	GBP	340	488,316
8.25%, 07/31/25		100	145,442
Travel & Leisure Co., 6.63%, 07/31/26(c)	USD	27	30,654
Vail Resorts, Inc., 6.25%, 05/15/25(c)		31	33,054
Wagamama Finance PLC, 4.13%, 07/01/22	GBP	100	137,488
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(c)	USD	14	14,161
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 05/15/27(c)		36	37,697

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.
4.88%, 10/01/24	USD	200	$202,563
5.50%, 01/15/26		200	208,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(c)
7.75%, 04/15/25		41	44,447
5.13%, 10/01/29		87	89,045

			6,047,743

Household Durables — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/28(c)		10	10,650
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.88%, 02/15/30(c)		76	76,047
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(c)		47	50,407
Diebold Nixdorf, Inc., 9.38%, 07/15/25(c)		20	22,275
GLP China Holdings Ltd., 2.95%, 03/29/26		200	199,111
Installed Building Products, Inc., 5.75%, 02/01/28(c)		18	18,810
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(c)		82	87,740
Mattamy Group Corp.(c)
5.25%, 12/15/27		20	20,925
4.63%, 03/01/30		37	36,751
Modern Land China Co. Ltd.
12.85%, 10/25/21		200	203,937
11.80%, 02/26/22		200	203,000
9.80%, 04/11/23		200	191,000
NCR Corp.(c)
5.75%, 09/01/27		4	4,233
5.00%, 10/01/28		21	21,210
5.13%, 04/15/29(b)		41	41,308
6.13%, 09/01/29		36	38,115
5.25%, 10/01/30		22	22,278
New Home Co., Inc., 7.25%, 10/15/25(c)		12	12,423
Tri Pointe Homes, Inc., 5.70%, 06/15/28		11	12,157

			1,272,377

Household Products — 0.0%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(c)		37	37,000

Independent Power and Renewable Electricity Producers — 1.0%
Calpine Corp.(c)
5.13%, 03/15/28		95	95,442
4.63%, 02/01/29		44	42,869
5.00%, 02/01/31		158	154,208
Clearway Energy Operating LLC, 4.75%, 03/15/28(c)		31	32,252
Greenko Dutch BV
5.25%, 07/24/24		250	259,219
3.85%, 03/29/26		250	250,859
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26		400	426,750
Neerg Energy Ltd., 6.00%, 02/13/22		400	404,375
ReNew Power Pvt Ltd., 5.88%, 03/05/27		400	424,375
ReNew Power Synthetic, 6.67%, 03/12/24		200	210,125

			2,300,474

Insurance — 1.0%
AIA Group Ltd., 3.13%(a)(g)		200	200,000
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(c)		566	602,433
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(a)(g)		200	214,399
AssuredPartners, Inc., 5.63%, 01/15/29(c)		56	57,064

Security		Par (000)	Value

Insurance (continued)
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	100	$145,897
GTCR AP Finance, Inc., 8.00%, 05/15/27(c)	USD	38	40,802
HUB International Ltd., 7.00%, 05/01/26(c)		294	305,293
Liberty Mutual Group, Inc., (5 year EUR Swap + 3.70%), 3.63%, 05/23/59(a)	EUR	100	119,518
Nippon Life Insurance Co., (5 year CMT + 2.64%), 2.75%, 01/21/51(a)	USD	200	189,750
QBE Insurance Group Ltd., (10 year USD ICE Swap Rate + 4.40%), 5.88%, 06/17/46(a)		200	217,769
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		200	189,625

			2,282,550

Interactive Media & Services — 0.4%
21Vianet Group, Inc., 7.88%, 10/15/21		400	407,000
Arches Buyer, Inc.(c)
4.25%, 06/01/28		23	22,959
6.13%, 12/01/28		8	8,240
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(c)
6.00%, 02/15/28		48	47,880
10.75%, 06/01/28		19	21,464
United Group BV, 4.00%, 11/15/27	EUR	347	401,887

			909,430

Internet Software & Services — 0.4%
Baozun, Inc., 1.63%, 05/01/24(h)	USD	103	106,154
Endure Digital, Inc., 6.00%, 02/15/29(c)		32	31,277
Expedia Group, Inc.(c)
6.25%, 05/01/25		137	158,470
2.95%, 03/15/31		165	162,739
Uber Technologies, Inc.(c)
7.50%, 05/15/25		163	175,905
8.00%, 11/01/26		64	69,280
7.50%, 09/15/27		80	88,366
6.25%, 01/15/28		38	41,390

			833,581

IT Services — 0.7%
Austin BidCo, Inc., 7.13%, 12/15/28(c)		15	15,263
Banff Merger Sub, Inc., 9.75%, 09/01/26(c)		539	574,035
Centurion Bidco SpA, 5.88%, 09/30/26	EUR	312	380,979
Dun & Bradstreet Corp.(c)
6.88%, 08/15/26	USD	73	77,942
10.25%, 02/15/27		55	61,394
Gartner, Inc., 4.50%, 07/01/28(c)		45	46,406
La Financiere Atalian SASU, 5.13%, 05/15/25	EUR	100	113,670
Rackspace Technology Global, Inc., 5.38%, 12/01/28(c)	USD	89	90,497
Science Applications International Corp., 4.88%, 04/01/28(c)		42	43,417
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(c)
5.75%, 06/01/25		39	41,194
6.75%, 06/01/25		132	134,887
Unisys Corp., 6.88%, 11/01/27(c)		18	19,710
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(c)		45	44,133

			1,643,527

Leisure Products — 0.1%
Mattel, Inc.
6.75%, 12/31/25(c)		28	29,441

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Leisure Products (continued)
Mattel, Inc. (continued)
5.88%, 12/15/27(c)	USD	47	$51,597
6.20%, 10/01/40		14	16,415
5.45%, 11/01/41		32	34,960

			132,413

Machinery — 0.6%
Clark Equipment Co., 5.88%, 06/01/25(c)		54	57,139
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(c)(f)		19	20,663
Loxam SAS, 3.75%, 07/15/26	EUR	100	117,856
Platin 1426 GmbH, 5.38%, 06/15/23		100	118,234
Terex Corp., 5.00%, 05/15/29(b)(c)	USD	42	43,478
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(c)		256	265,907
Vertical Midco GmbH, 4.38%, 07/15/27	EUR	315	387,944
Vertical US Newco, Inc., 5.25%, 07/15/27(c)	USD	265	277,422

			1,288,643

Media — 3.3%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(c)		25	26,000
Altice Financing SA, 7.50%, 05/15/26(c)		206	215,270
Altice France Holding SA
8.00%, 05/15/27	EUR	100	127,238
10.50%, 05/15/27(c)	USD	300	337,416
AMC Networks, Inc., 4.25%, 02/15/29		26	25,285
Banijay Group SAS, 6.50%, 03/01/26	EUR	200	238,747
Block Communications, Inc., 4.88%, 03/01/28(c)	USD	6	6,111
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
4.50%, 08/15/30		80	81,536
4.25%, 02/01/31		91	91,202
4.50%, 05/01/32		147	148,838
Cengage Learning, Inc., 9.50%, 06/15/24(c)(l)		1,000	1,018,750
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/48		200	243,148
3.70%, 04/01/51		105	98,207
Cinemark USA, Inc., 5.88%, 03/15/26(c)		20	20,479
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/28(c)		105	103,845
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24		135	140,441
5.13%, 08/15/27(c)		194	195,115
Comcast Corp.
3.75%, 04/01/40		110	120,692
4.70%, 10/15/48		40	49,426
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(c)		585	622,873
CSC Holdings LLC, 5.75%, 01/15/30(c)		200	210,649
DISH DBS Corp., 7.75%, 07/01/26		106	116,996
Entercom Media Corp., 6.50%, 05/01/27(c)		34	35,148
Globe Telecom, Inc., 2.50%, 07/23/30		200	188,938
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(c)		200	213,230
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(c)(f)		70	70,021
Live Nation Entertainment, Inc.(c)
4.88%, 11/01/24		6	6,106
6.50%, 05/15/27		232	257,520
4.75%, 10/15/27		14	14,105
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(g)		200	211,187

Security		Par (000)	Value

Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(c)	USD	15	$15,150
Radiate Holdco LLC/Radiate Finance, Inc.(c)
4.50%, 09/15/26		89	90,001
6.50%, 09/15/28		273	288,274
Scripps Escrow II, Inc., 5.38%, 01/15/31(c)		36	35,730
Sinclair Television Group, Inc., 4.13%, 12/01/30(c)		31	29,876
Summer BC Holdco A Sarl, 9.25%, 10/31/27	EUR	180	227,183
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(f)		105	126,062
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(c)	USD	200	210,000
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(c)		55	55,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27(c)		205	220,590
Univision Communications, Inc., 6.63%, 06/01/27(c)		63	67,279
UPC Holding BV, 3.88%, 06/15/29	EUR	100	116,541
UPCB Finance VII Ltd., 3.63%, 06/15/29		200	236,885
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28	GBP	100	141,996
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(c)	USD	200	203,500
WMG Acquisition Corp., 3.88%, 07/15/30(c)		13	13,125

			7,311,711

Metals & Mining — 1.7%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		200	215,688
Allegheny Technologies, Inc., 7.88%, 08/15/23		10	10,847
Arconic Corp., 6.13%, 02/15/28(c)		40	42,600
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(c)		269	292,994
Constellium SE, 5.88%, 02/15/26(c)		408	420,444
Freeport-McMoRan, Inc., 5.45%, 03/15/43		320	384,960
Glencore Funding LLC, Series GLEN, 0.00%, 03/27/25(h)(i)		200	192,902
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(c)		29	32,480
JSW Steel Ltd., 5.38%, 04/04/25		200	209,500
Kaiser Aluminum Corp.(c)
6.50%, 05/01/25		22	23,313
4.63%, 03/01/28		3	3,071
KME SE, 6.75%, 02/01/23	EUR	100	99,402
Mongolian Mining Corp/Energy Resources LLC,
9.25%, 04/15/24	USD	400	374,750
New Gold, Inc.(c)
6.38%, 05/15/25		9	9,270
7.50%, 07/15/27		100	103,570
Novelis Corp.(c)
5.88%, 09/30/26		136	141,950
4.75%, 01/30/30		147	151,513
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29	EUR	100	120,809
Periama Holdings LLC, 5.95%, 04/19/26	USD	200	211,000
United States Steel Corp.
6.25%, 03/15/26		3	3,031
6.88%, 03/01/29		50	51,125
Vedanta Resources Finance II PLC
8.00%, 04/23/23		225	205,394
13.88%, 01/21/24		500	539,531

			3,840,144

Multi-line Retail — 0.4%
Dufry One BV
2.50%, 10/15/24	EUR	100	115,027

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Multi-line Retail (continued)
Dufry One BV (continued)
0.75%, 03/30/26(h)	CHF	200	$222,779
Future Retail Ltd., 5.60%, 01/22/25	USD	250	205,313
Macy’s, Inc., 8.38%, 06/15/25(c)		69	76,298
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(c)		86	87,720
Nordstrom, Inc., 8.75%, 05/15/25(c)		124	140,339

			847,476

Oil, Gas & Consumable Fuels — 5.3%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(c)		103	106,605
Antero Midstream Partners LP/Antero Midstream Finance Corp.(c)
7.88%, 05/15/26		76	81,740
5.75%, 03/01/27		17	17,004
Antero Resources Corp.(c)
8.38%, 07/15/26		15	16,538
7.63%, 02/01/29		53	56,445
Apache Corp.
4.88%, 11/15/27		40	41,000
4.38%, 10/15/28		3	2,991
5.10%, 09/01/40		11	10,753
5.25%, 02/01/42		14	13,790
4.75%, 04/15/43		58	53,795
4.25%, 01/15/44		8	7,200
5.35%, 07/01/49		11	10,505
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(c)
9.00%, 11/01/27		56	71,120
8.25%, 12/31/28		24	24,960
Baytex Energy Corp., 8.75%, 04/01/27(c)		39	35,393
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(c)		35	37,720
BP Capital Markets PLC, Series BP, 1.00%, 04/28/23(h)	GBP	100	143,912
Brand Industrial Services, Inc., 8.50%, 07/15/25(c)	USD	242	243,888
Buckeye Partners LP
4.13%, 03/01/25(c)		21	21,426
3.95%, 12/01/26		7	6,919
4.50%, 03/01/28(c)		42	42,105
5.85%, 11/15/43		28	27,198
5.60%, 10/15/44		33	31,829
Callon Petroleum Co., 9.00%, 04/01/25(c)		82	83,179
Cellnex Telecom SA(h)
Series CLNX, 0.50%, 07/05/28	EUR	100	149,986
Series CLNX, 0.75%, 11/20/31.		200	225,787
Centennial Resource Production LLC, 6.88%, 04/01/27(c)	USD	30	26,700
Chesapeake Energy Corp.(c)
5.50%, 02/01/26		12	12,491
5.88%, 02/01/29		38	40,280
Citgo Holding, Inc., 9.25%, 08/01/24(c)		1,000	992,500
CITGO Petroleum Corp.(c)
7.00%, 06/15/25		54	55,553
6.38%, 06/15/26		51	51,461
CNX Resources Corp.(c)
7.25%, 03/14/27		16	17,186
6.00%, 01/15/29		55	57,155
Colgate Energy Partners III LLC, 7.75%, 02/15/26(c)		25	24,505

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.
7.50%, 05/15/25(c)	USD	9	$9,338
9.75%, 08/15/26		38	41,325
6.75%, 03/01/29(c)		113	115,825
Continental Resources, Inc.
5.75%, 01/15/31(c)		50	56,493
4.90%, 06/01/44		34	34,001
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 02/01/29(c)		44	43,340
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)		240	244,853
DCP Midstream Operating LP, 6.75%, 09/15/37(c)		86	95,998
Diamondback Energy, Inc., 4.75%, 05/31/25		125	139,685
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25(c)		81	86,485
Dycom Industries, Inc., 4.50%, 04/15/29(c)		22	22,055
eG Global Finance PLC, 6.25%, 10/30/25		342	408,242
Endeavor Energy Resources LP/EER Finance, Inc.(c)
6.63%, 07/15/25		35	37,406
5.50%, 01/30/26		26	26,983
Energy Transfer Operating LP
5.30%, 04/15/47		125	131,923
(5 year CMT + 5.31%), 7.13%(a)(g)		159	154,914
EnLink Midstream LLC, 5.63%, 01/15/28(c)		37	35,778
EnLink Midstream Partners LP
5.60%, 04/01/44		21	17,430
5.05%, 04/01/45		5	3,868
EQM Midstream Partners LP
6.00%, 07/01/25(c)		52	55,965
4.13%, 12/01/26		14	13,895
6.50%, 07/01/27(c)		40	43,490
EQT Corp., 3.90%, 10/01/27		11	11,220
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34		200	194,010
2.63%, 03/31/36		200	191,000
2.94%, 09/30/40		200	193,300
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 01/15/27		36	36,451
7.75%, 02/01/28		21	21,006
Harvest Midstream I LP, 7.50%, 09/01/28(c)		67	72,005
Hess Corp., 5.80%, 04/01/47		248	295,722
Hess Midstream Operations LP, 5.13%, 06/15/28(c)		21	21,231
Hilcorp Energy I LP/Hilcorp Finance Co.(c)
5.75%, 02/01/29		54	54,473
6.00%, 02/01/31		33	33,495
Hilong Holding Ltd., 8.25%, 09/26/22(e)(j)		400	303,875
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28(c)		29	29,371
Indigo Natural Resources LLC, 5.38%, 02/01/29(c)		96	94,580
Ithaca Energy North Sea PLC, 9.38%, 07/15/24(c)		200	200,000
MasTec, Inc., 4.50%, 08/15/28(c)		34	35,275
Matador Resources Co., 5.88%, 09/15/26		102	99,322
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26		200	212,687
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25		250	260,937
MEG Energy Corp.(c)
6.50%, 01/15/25		151	155,975
5.88%, 02/01/29		34	34,085
Murphy Oil Corp.
6.38%, 07/15/28		18	18,013
6.38%, 12/01/42		2	1,820
Murphy Oil USA, Inc., 4.75%, 09/15/29		24	25,200

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Neptune Energy Bondco PLC, 6.63%, 05/15/25(c)	USD	400	$401,500
New Enterprise Stone & Lime Co. Inc., 9.75%, 07/15/28(c)		12	13,440
New Fortress Energy, Inc.(c)
6.75%, 09/15/25		223	229,110
6.50%, 09/30/26(b)		224	225,680
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(c)		1,078	1,107,645
NGPL PipeCo LLC, 7.77%, 12/15/37(c)		74	98,152
Northern Oil and Gas, Inc., 8.13%, 03/01/28(c)		105	104,396
NuStar Logistics LP
5.75%, 10/01/25		20	21,410
6.38%, 10/01/30		5	5,406
Occidental Petroleum Corp.
2.70%, 08/15/22		30	30,011
2.70%, 02/15/23		67	66,847
6.95%, 07/01/24		14	15,362
2.90%, 08/15/24		42	41,540
5.50%, 12/01/25		31	32,783
3.40%, 04/15/26		12	11,652
8.88%, 07/15/30		7	8,827
6.13%, 01/01/31		50	55,210
4.30%, 08/15/39		71	60,209
6.20%, 03/15/40		123	126,382
4.50%, 07/15/44		16	13,638
4.63%, 06/15/45		101	88,385
6.60%, 03/15/46		3	3,195
4.40%, 04/15/46		56	47,961
4.10%, 02/15/47		16	12,820
4.20%, 03/15/48		28	22,753
4.40%, 08/15/49		20	16,725
Ovintiv, Inc.
7.38%, 11/01/31		17	21,624
6.50%, 08/15/34		19	23,003
Parkland Corp.(c)
5.88%, 07/15/27		29	30,921
4.50%, 10/01/29(b)		62	62,078
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(c)		176	179,687
PDC Energy, Inc.
6.13%, 09/15/24		2	2,052
5.75%, 05/15/26		20	20,745
Pertamina Persero PT, 4.18%, 01/21/50		200	193,875
Range Resources Corp, 9.25%, 02/01/26		10	10,865
Range Resources Corp.
5.00%, 08/15/22		6	6,106
5.00%, 03/15/23		5	5,081
4.88%, 05/15/25		8	7,920
8.25%, 01/15/29(c)		95	101,650
Rattler Midstream LP, 5.63%, 07/15/25(c)		46	48,030
SM Energy Co.
6.13%, 11/15/22		7	6,902
5.00%, 01/15/24		4	3,762
10.00%, 01/15/25(c)		64	72,000
Southwestern Energy Co., 8.38%, 09/15/28		22	24,145
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47		250	269,948
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27		2	2,093

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)
7.50%, 10/01/25	USD	21	$22,603
6.00%, 12/31/30		26	25,701
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
5.50%, 03/01/30		61	64,050
4.88%, 02/01/31(c)		13	13,172
Teine Energy Ltd., 6.88%, 04/15/29(b)(c)		38	38,460
Thaioil Treasury Center Co. Ltd., 3.75%, 06/18/50		200	176,773
Transocean, Inc., 11.50%, 01/30/27(c)		21	18,012
Vine Energy Holdings LLC, 6.75%, 04/15/29		98	98,000
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(c)		12	12,774
Viper Energy Partners LP, 5.38%, 11/01/27(c)		29	30,160
Western Midstream Operating LP
5.45%, 04/01/44		86	88,193
5.30%, 03/01/48		76	76,269
5.50%, 08/15/48		4	3,936
6.50%, 02/01/50		64	69,200

			11,946,793

Personal Products — 0.1%
Coty, Inc., 4.75%, 04/15/26	EUR	200	223,435
Edgewell Personal Care Co., 5.50%, 06/01/28(c)	USD	8	8,448

			231,883

Pharmaceuticals — 1.4%
AbbVie, Inc., 4.75%, 03/15/45		250	298,307
Bausch Health Cos., Inc.(c)
6.13%, 04/15/25		101	103,545
7.00%, 01/15/28		62	67,304
5.00%, 01/30/28		55	55,688
5.00%, 02/15/29		108	107,258
6.25%, 02/15/29		105	111,611
7.25%, 05/30/29		62	69,208
5.25%, 01/30/30		191	191,993
5.25%, 02/15/31		61	60,708
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28	EUR	164	200,977
5.50%, 01/15/28(c)	USD	200	207,754
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(c)
9.50%, 07/31/27		116	126,005
6.00%, 06/30/28		102	82,620
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., 6.13%, 04/01/29(c)		102	102,893
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(c)		76	79,154
Luye Pharma Group Ltd., 1.50%, 07/09/24(h)		400	414,520
Nidda BondCo GmbH, 5.00%, 09/30/25	EUR	100	118,386
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(c)	USD	49	52,430
Par Pharmaceutical, Inc., 7.50%, 04/01/27(c)		244	258,799
Rossini Sarl, 6.75%, 10/30/25	EUR	100	124,013
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/25		100	129,107
4.50%, 03/01/25		100	123,353
1.88%, 03/31/27		100	109,757

			3,195,390

10

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Producer Durables: Miscellaneous — 0.4%
Celestial Dynasty Ltd., 4.25%, 06/27/29	USD	200	$202,375
Oracle Corp., 3.95%, 03/25/51		630	649,444

			851,819

Real Estate Management & Development — 10.0%
Agile Group Holdings Ltd., 5.75%, 01/02/25		200	204,437
Canary Wharf Group Investment Holdings PLC, 3.38%, 04/23/28	GBP	100	136,967
Central China Real Estate Ltd.
7.25%, 04/24/23	USD	400	378,000
7.65%, 08/27/23		200	185,000
7.90%, 11/07/23		200	181,000
China Aoyuan Group Ltd.
6.35%, 02/08/24		450	450,984
5.98%, 08/18/25		200	195,938
China Evergrande Group
9.50%, 04/11/22		200	192,125
11.50%, 01/22/23		490	460,906
12.00%, 01/22/24		450	416,953
China SCE Group Holdings Ltd.
7.38%, 04/09/24		200	205,687
5.95%, 09/29/24		200	198,000
7.00%, 05/02/25		200	202,500
CIFI Holdings Group Co. Ltd.
6.45%, 11/07/24		200	212,562
5.95%, 10/20/25		200	212,562
5.25%, 05/13/26		200	205,247
Consus Real Estate AG, 9.63%, 05/15/24	EUR	200	247,241
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25	USD	200	202,188
4.80%, 08/06/30		200	210,000
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(c)		38	41,088
Easy Tactic Ltd., 5.88%, 02/13/23		500	461,305
Elect Global Investments Ltd., (5 year CMT + 2.89%), 4.10%(a)(g)		250	251,406
ESR Cayman Ltd., 1.50%, 09/30/25(h)		200	215,700
Fantasia Holdings Group Co. Ltd.
11.75%, 04/17/22		400	407,680
12.25%, 10/18/22		200	203,438
10.88%, 01/09/23		200	199,188
11.88%, 06/01/23		200	197,375
9.88%, 10/19/23		200	184,750
Global Prime Capital Pte Ltd., 5.95%, 01/23/25		200	207,000
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(a)(g)	EUR	100	116,083
Hopson Development Holdings Ltd., 7.50%, 06/27/22	USD	200	204,188
Howard Hughes Corp.(c)
5.38%, 08/01/28		51	53,614
4.13%, 02/01/29		42	41,064
4.38%, 02/01/31		45	44,072
JGC Ventures Pte Ltd., 10.75%, 08/30/21(e)(j)		200	80,313
Jingrui Holdings Ltd., 10.88%, 10/04/21		200	195,750
Jinke Properties Group Co. Ltd., 8.38%, 06/20/21		400	400,500
Kaisa Group Holdings Ltd.
11.95%, 10/22/22		200	209,812
10.88%, 07/23/23		550	570,969
9.75%, 09/28/23		200	203,500
11.95%, 11/12/23		200	210,062
9.38%, 06/30/24		400	384,500

Security	Par (000)		Value

Real Estate Management & Development (continued)
KWG Group Holdings Ltd.
7.88%, 09/01/23	USD	200	$206,250
5.88%, 11/10/24.		200	202,438
6.30%, 02/13/26		200	197,065
Logan Group Co. Ltd.
6.50%, 07/16/23		400	410,000
5.75%, 01/14/25		200	209,937
5.25%, 10/19/25		200	207,250
New Metro Global Ltd.
7.50%, 12/16/21		200	204,687
6.80%, 08/05/23		200	209,875
4.80%, 12/15/24		200	201,500
Powerlong Real Estate Holdings Ltd.
7.13%, 11/08/22		210	218,859
6.95%, 07/23/23		200	208,437
6.25%, 08/10/24		200	209,812
Realogy Group LLC/Realogy Co-Issuer Corp.(c)
7.63%, 06/15/25		27	29,479
5.75%, 01/15/29		55	54,244
Redco Properties Group Ltd., 8.50%, 08/19/21		200	199,144
Redsun Properties Group Ltd.
9.95%, 04/11/22		400	413,625
9.70%, 04/16/23		200	206,875
RKPF Overseas 2019 A Ltd., 5.90%, 03/05/25		200	207,812
RKPF Overseas Ltd., Series 2019-A, 6.00%, 09/04/25		200	207,437
Ronshine China Holdings Ltd.
5.50%, 02/01/22		200	197,499
8.95%, 01/22/23		400	401,125
8.10%, 06/09/23		200	193,125
Scenery Journey Ltd.
11.50%, 10/24/22		400	365,750
13.00%, 11/06/22		200	186,375
Seazen Group Ltd.
6.45%, 06/11/22		200	205,437
6.00%, 08/12/24		200	211,000
Shimao Group Holdings Ltd.
5.60%, 07/15/26		350	378,219
3.45%, 01/11/31		400	380,375
Shui On Development Holding Ltd., 5.50%, 03/03/25		200	201,688
Sinic Holdings Group Co. Ltd., 8.50%, 01/24/22		300	291,750
Sino-Ocean Land Treasure IV Ltd., 4.75%, 08/05/29		300	303,094
Sunac China Holdings Ltd.
6.65%, 08/03/24		200	205,125
6.50%, 01/10/25		200	202,688
7.00%, 07/09/25		405	414,998
Times China Holdings Ltd.
7.63%, 02/21/22		300	303,375
6.75%, 07/08/25		400	419,750
6.20%, 03/22/26		200	202,688
Wanda Group Overseas Ltd., 7.50%, 07/24/22		200	178,688
Wanda Properties Overseas Ltd., 6.88%, 07/23/23		200	194,688
Wheelock MTN BVI Ltd., 2.38%, 01/25/26		200	199,775
Yango Justice International Ltd., 7.50%, 04/15/24		500	487,500
Yuzhou Group Holdings Co. Ltd.
6.00%, 01/25/22		200	192,499
8.50%, 02/04/23		200	189,100
6.00%, 10/25/23		400	354,800
7.70%, 02/20/25		200	172,700
8.30%, 05/27/25		800	694,000
7.38%, 01/13/26		200	170,000

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Real Estate Management & Development (continued)
Zhenro Properties Group Ltd.
8.70%, 08/03/22	USD	200	$206,250
8.35%, 03/10/24		200	205,750
7.35%, 02/05/25		200	197,500
Zhongliang Holdings Group Co. Ltd., 8.75%, 06/27/21		200	199,065

			22,492,756

Road & Rail — 0.2%
CMA CGM SA, 7.50%, 01/15/26	EUR	272	348,081
Danaos Corp., 8.50%, 03/01/28(c)	USD	107	114,356

			462,437

Semiconductors & Semiconductor Equipment — 0.2%
ams AG(h)
2.13%, 11/03/27	EUR	100	117,882
Series AMS, 0.00%, 03/05/25(i)		200	195,757
Broadcom, Inc., 3.75%, 02/15/51(c)	USD	150	143,432

			457,071

Software — 0.7%
Boxer Parent Co., Inc.
6.50%, 10/02/25	EUR	300	374,396
7.13%, 10/02/25(c)	USD	29	31,103
9.13%, 03/01/26(c)		131	139,447
BY Crown Parent LLC, 7.38%, 10/15/24(c)		394	400,402
Playtika Holding Corp., 4.25%, 03/15/29(c)		64	63,053
Rocket Software, Inc., 6.50%, 02/15/29(c)		81	81,729
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(c)		171	176,660
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(c)		321	333,407

			1,600,197

Specialty Retail — 0.5%
Goldstory SASU, 5.38%, 03/01/26	EUR	103	123,633
JMH Co. Ltd. Co., 2.50%, 04/09/31	USD	250	247,550
L Brands, Inc.(c)
6.88%, 07/01/25		83	92,230
6.63%, 10/01/30		22	25,120
Matalan Finance PLC, 6.75%, 01/31/23	GBP	100	117,870
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(c)	USD	250	270,612
Staples, Inc., 7.50%, 04/15/26(c)		173	182,472
Tendam Brands SAU, (3 mo. EURIBOR + 5.25%), 5.25%, 09/15/24(a)	EUR	100	110,380

			1,169,867

Textiles, Apparel & Luxury Goods — 1.1%
Calceus Acquisition, Inc., 9.75%, 02/12/25(d)	USD	1,933	2,077,120
Crocs, Inc., 4.25%, 03/15/29(c)		34	33,151
European TopSoho Sarl, Series SMCP, 4.00%, 09/21/21(e)(h)(j)	EUR	300	291,387
Prime Bloom Holdings Ltd., 6.95%, 07/05/22	USD	200	37,937

			2,439,595

Thrifts & Mortgage Finance — 0.2%
Genworth Mortgage Holdings, Inc., 6.50%, 08/15/25(c)		73	78,886
Home Point Capital, Inc., 5.00%, 02/01/26(c)		62	61,380
Jerrold Finco PLC, 5.25%, 01/15/27	GBP	141	196,812
MGIC Investment Corp., 5.25%, 08/15/28	USD	32	33,240
Nationstar Mortgage Holdings, Inc.(c) 6.00%, 01/15/27		37	38,388

Security	Par (000)		Value

Thrifts & Mortgage Finance (continued)
Nationstar Mortgage Holdings, Inc.(c) (continued)
5.50%, 08/15/28	USD	48	$48,194
5.13%, 12/15/30		29	28,601
PennyMac Financial Services, Inc., 4.25%, 02/15/29(c)(m)		10	9,563

			495,064

Tobacco — 0.0%
BAT Capital Corp., 4.54%, 08/15/47		100	100,689

Transportation — 0.1%
Autostrade per l’Italia SpA, 2.00%, 12/04/28	EUR	196	235,174

Transportation Infrastructure — 0.1%
Fraport AG Frankfurt Airport Services Worldwide, 1.88%, 03/31/28		175	208,486

Utilities — 0.5%
China Huadian Overseas Development Ltd., (5 year CMT + 6.07%), 3.38%(a)(g)	USD	200	205,750
Huachen Energy Co. Ltd., 6.63%, 05/18/21(e)(j)		200	74,000
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29		250	250,547
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(c)		77	78,251
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(c)		23	23,518
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38		200	217,750
Thames Water Kemble Finance PLC, 4.63%, 05/19/26	GBP	109	152,064

			1,001,880

Wireless Telecommunication Services — 0.6%
Altice France SA
7.38%, 05/01/26(c)	USD	408	424,361
5.88%, 02/01/27	EUR	200	249,785
4.13%, 01/15/29		100	117,289
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(c)	USD	38	39,995
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(c)
6.00%, 04/15/23		39	39,634
7.88%, 02/15/25		59	63,764
6.50%, 02/15/29		126	124,425
VICI Properties LP/VICI Note Co., Inc., 4.13%, 08/15/30(c)		222	223,931
Vodafone Group PLC, (5 year EUR Swap + 3.23%), 3.00%, 08/27/80(a)	EUR	100	120,968

			1,404,152

Total Corporate Bonds — 54.9% (Cost: $120,213,021)			123,468,583

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.9%
Bleriot US Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 4.20%, 10/30/26	USD	16	15,580
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 3.70%, 04/06/26		110	106,543

12

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc. (continued) 2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.70%, 04/06/26	USD	205	$198,171
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 5.63%, 04/09/26		24	22,540
One Sky Flight LLC, Term Loan, (3 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 12/27/24(d)		916	927,509
Peraton Holding Corp. 2nd Lien Term Loan B1, 02/23/29(d)(n)		94	95,410
Delayed Draw Term Loan B, 5.89%, 02/01/28		334	334,020
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 0.00%, 02/01/28		190	189,794
Spirit Aerosystems, Inc., 2020 Term Loan B, (1 mo. LIBOR + 5.25%, 0.75% Floor), 6.00%, 01/15/25		32	32,013
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.36%, 12/09/25		105	102,523

			2,024,103

Air Freight & Logistics — 0.1%
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		201	195,253

Airlines — 0.3%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28		121	124,194
American Airlines, Inc. 2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 1.86%, 01/29/27		10	9,490
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 12/14/23		54	51,555
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 2.11%, 04/28/23		347	329,921
JetBlue Airways Corp., Term Loan, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/17/24		21	21,651
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		200	212,282

			749,093

Auto Components — 1.6%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 04/30/26		268	265,230
MetricStream, Inc., Term Loan, (1 mo. LIBOR + 8.00%), 9.00%, 09/28/24(d)		2,308	2,268,462
Sonny’s Enterprises, Inc., 2020 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/05/26(d)		609	601,157
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 01/31/28		124	123,604
USI, Inc. 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.20%, 05/16/24		215	212,633
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 3.45%, 12/02/26.		5	4,898
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 02/05/26		180	177,574

			3,653,558

Security		Par (000)		Value

Automobiles — 0.3%
Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 03/20/25	USD	30		$29,708
2020 Add-On Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 03/20/25		30		29,869
Sonny’s Enterprises, Inc., 2020 Delayed Draw Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/05/26(d)		698		688,762

				748,339

Building Materials — 0.1%
Allied Universal Holdco LLC, 2019 Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 07/12/26		124		123,473
CHI Overhead Doors, Inc, Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/31/25(d)		5		4,975

				128,448

Building Products — 0.4%
Coolsys, Inc., Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 11/20/26(d)		450		445,362
CP Atlas Buyer, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/23/27		143		141,950
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		52		51,564
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		12		12,007
Wilsonart LLC 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/19/23		105		104,213
2021 Term Loan E, 12/19/26(n)		161		160,501

				915,597

Capital Markets — 0.4%
Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		442		441,755
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 11/12/27		31		30,820
Pico Quantitative Trade Holding LLC, Term Loan, (3 mo. LIBOR + 7.25%, 1.50% Floor), 8.75%, 02/05/25(d)		439		443,289

				915,864

Chemicals — 0.4%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		61		61,426
Atotech BV, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 03/18/28		267		265,999
Axalta Coating Systems US Holdings Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 1.95%, 06/01/24		—	(o)	45
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/05/24.		1		1,345
Encapsys LLC, 2020 Term Loan B2, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 11/07/24		30		30,481
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 06/30/27		178		177,641

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Invictus US LLC 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/28/25	USD	17	$16,423
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.86%, 03/30/26		20	19,738
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 5.25%, 02/09/26		107	106,599
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/15/24		108	106,148
NIC Acquisition Corp., Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/29/27		16	15,987
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.50%), 3.63%, 10/14/24		126	54,909
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 10/01/25		6	5,842

			862,583

Commercial Services & Supplies — 0.6%
Asurion LLC 2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.11%, 11/03/24		90	89,231
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.36%, 12/23/26		268	266,085
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 5.36%, 01/31/28		174	177,045
Creative Artists Agency LLC, 2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/26/26		64	63,719
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 12/12/25		177	177,411
Diamond (BC) BV, USD Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 09/06/24		51	50,441
Packers Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/09/28		126	124,478
Prime Security Services Borrower LLC, 2021 Term Loan, (12 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 09/23/26		124	123,919
Verscend Holding Corp. 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 4.61%, 08/27/25		60	60,177
2021 Term Loan B, 4.20%, 08/27/25		268	267,209

			1,399,715

Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		288	283,157
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 3.13%, 01/21/28		24	23,667
Pisces Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 04/12/25		15	15,690
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 05/23/25		216	212,847

			535,361

Construction Materials — 0.4%
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 08/01/24		31	30,766
Filtration Group Corp. 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/29/25		223	219,776

Security		Par (000)	Value

Construction Materials (continued)
Filtration Group Corp. (continued)
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/29/25	USD	45	$44,667
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		28	28,331
Kellermeyer Bergensons Services LLC(d) 2019 Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/07/26		424	427,958
2020 Delayed Draw Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/07/26		93	94,151
2021 Delayed Draw Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/07/26		24	24,545
Tamko Building Products, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 0.00%, 05/29/26		20	19,837

			890,031

Containers & Packaging — 0.3%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 3.44%, 04/03/24		217	212,495
Charter NEX US, Inc., 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/01/27		442	442,686
Flex Acquisition Co., Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 03/02/28		55	54,339
Pregis TopCo Corp. 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 08/01/26		31	30,474
2020 Incremental Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 08/01/26(d)		7	7,000
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/18/27		18	17,820

			764,814

Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 01/15/27		31	30,589
TMK Hawk Parent Corp. 2020 Super Priority First Out Term Loan A, (2 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24(d)		22	21,630
2020 Super Priority Second Out Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/30/24		72	63,301

			115,520

Diversified Consumer Services — 1.5%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 01/31/27		11	10,799
APX Group, Inc., 2020 Term Loan, (PRIME + 4.00%), 7.25%, 12/31/25		23	22,859
Ascend Learning LLC 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		142	141,452
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/12/24		15	14,916
Bright Horizons Family Solutions, LLC, 2017 Term Loan B, (PRIME + 0.75%), 4.00%, 11/07/23		39	38,744
Chronicle Bidco, Inc.(d) 2020 Delayed Draw Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 11/14/25		69	68,947

14

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Chronicle Bidco, Inc.(d) (continued) 2020 Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 11/14/25	USD	1,309	$1,304,646
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 07/11/25		162	159,217
Midas Intermediate Holdco II, LLC, 2020 Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 12/22/25		259	265,518
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/28/27		16	16,040
Thrasio LLC, Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 12/18/26(d)		1,252	1,280,121

			3,323,259

Diversified Financial Services — 9.0%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.61%, 07/31/26		444	442,966
Alchemy Copyrights, LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 08/14/27(d)		18	17,910
AlixPartners LLP, 2021 USD Term Loan B, 3.50%, 02/04/28		160	159,310
Allsup’s Convenience Stores, Inc., Term Loan, (1 mo. LIBOR + 6.25%), 6.36%, 11/18/24		15	14,868
Amerilife Holdings LLC, Second Lien Term Loan, (6 mo. LIBOR + 8.50%, 1.00% Floor), 9.50%, 03/18/28(d)		579	576,278
Applecaramel Buyer LLC, Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		30	29,850
Barri Financial Group LLC, Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 10/23/24(d)		292	295,095
Comet Bidco Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/30/24		1,970	1,832,239
Delta TopCo, Inc. 2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/01/28		14	14,298
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		252	251,461
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 4.20%, 02/07/25		270	265,580
GC Waves Holdings, Inc., (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 10/31/25(d)		902	891,550
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 02/16/28(d)		107	106,064
IT Parent LLC(d) (3 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 09/30/26		320	321,649
(3 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 10/01/26		2,576	2,588,295
Job & Talent USA, Inc.(d) Delayed Draw Term Loan, (1 mo. LIBOR + 8.75%, 1.00% Floor), 9.75%, 01/27/25		500	498,000
Term Loan, (1 mo. LIBOR + 8.75%, 1.00% Floor), 9.75%, 01/27/25		1,500	1,494,000
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24		127	123,590
LBM Acquisition LLC Delayed Draw Term Loan, 4.50%, 12/18/27		5	4,624

Security		Par (000)	Value

Diversified Financial Services (continued)
LBM Acquisition LLC (continued) Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27	USD	21	$20,806
LEB Holdings (USA), Inc, Term Loan B, (3 mo. LIBOR + 4.00%, , 0.75% Floor), 4.75%, 11/02/27		26	25,934
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		356	353,854
Oasis Financial LLC, Second Lien Term Loan, (3 mo. LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/30/26(d)		2,000	1,972,000
Paula’s Choice Holdings, Inc., Term Loan, (1 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 11/02/25(d)		2,484	2,434,687
RV Retailer LLC, Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 02/08/28		20	19,925
SMG US Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 2.71%, 01/23/25		48	45,776
SpA Holdings 3 Oy, USD Term Loan B, 03/11/28(d)(n)		25	24,937
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 4.45%, 07/30/25		111	106,096
Sunland Asphalt & Construction LLC(d) Delayed Draw Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 01/13/26		355	349,240
Revolver, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 01/13/26		96	94,775
Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 01/13/26		1,057	1,038,631
Therma Intermediate LLC, 2020 Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/16/27		15	15,084
Veritas US, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/01/25		441	442,686
Villa Bidco, Inc(d) Revolver, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 03/21/25		8	7,811
Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 03/21/25		699	700,722
Villa Bidco, Inc., Term Loan, (1 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 03/21/25(d)		1,296	1,296,509
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 02/28/27		46	46,100
Vulcan Acquisition, Inc.(d) 2021 Incremental Term Loan, (3 mo. LIBOR + 7.20%), 7.19%, 03/15/27		1,306	1,279,965
Revolver, (3 mo. LIBOR + 7.20%), 7.19%, 03/15/27		4	3,693

			20,206,858

Diversified Telecommunication Services — 1.1%
Consolidated Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 10/02/27		19	19,268
Frontier Communications Corp., 2020 DIP Exit Term Loan, (1 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 10/08/21		2,206	2,196,896
GCI LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 10/15/25		26	25,719
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 05/16/24		57	56,875
Intelsat Jackson Holdings SA 2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		5	5,075

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA (continued) 2020 DIP Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22	USD	2	$1,749
Iridium Satellite LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 11/04/26		44	44,341
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24		178	177,253
Telesat Canada, Term Loan B5, (1 mo. LIBOR + 2.75%), 2.86%, 12/07/26		13	12,168

			2,539,344

Electric Utilities — 0.2%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 12/15/27		106	105,967
Triton Water Holdings, Inc, Term Loan, 03/18/28(n)		356	354,330

			460,297

Electrical Equipment — 0.0%
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 03/31/27		46	46,156

Entertainment — 0.1%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(d)		111	113,491

Environmental, Maintenance, & Security Service — 0.1%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 09/07/27		43	42,644
TruGreen Limited Partnership, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27		142	141,778

			184,422

Food & Staples Retailing — 1.0%
Hearthside Food Solutions LLC 2018 Term Loan B, (1 mo. LIBOR + 3.68%), 3.80%, 05/23/25		132	130,640
2020 Incremental Term Loan B3, (1 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/23/25		11	10,917
JP Intermediate B LLC, Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 11/20/25		1,941	1,851,858
US Foods, Inc. 2016 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 06/27/23		98	96,556
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 09/13/26		83	81,947

			2,171,918

Food Products — 0.7%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 10/01/25		28	28,152
Arnott’s Biscuits Ltd., AUD 2nd Lien Term Loan, (3 mo. LIBOR + 8.50%, 1.00% Floor), 9.50%, 12/17/27(d)	AUD	1,000	754,993
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.61%, 10/10/26	USD	6	5,988
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/23/27		355	354,236
Froneri International Ltd. 2020 USD 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 5.86%, 01/29/28		14	14,226

Security		Par (000)	Value

Food Products (continued)
Froneri International Ltd. (continued) 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.36%, 01/29/27	USD	270	$265,677
Pathway Vet Alliance LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 03/31/27		12	12,230
Reynolds Group Holdings Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 3.36%, 02/05/26		12	12,275
Sovos Brands Intermediate, Inc., 2018 Term Loan, (3 mo. LIBOR + 4.75%), 4.98%, 11/20/25(d)		42	41,682
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 01/20/28		13	12,938

			1,502,397

Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 2020 Incremental Term Loan B4, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/06/27		31	30,907
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 06/30/25		267	266,147

			297,054

Health Care Providers & Services — 2.0%
AHP Health Partners, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/30/25		18	17,626
Aveanna Healthcare LLC(d) 2018 Incremental Term Loan B, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 03/18/24		525	523,584
2020 Incremental Term Loan, (3 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 03/18/24		796	799,980
CCRR Parent, Inc, Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 03/06/28(d)		43	43,054
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 06/07/23		178	177,482
Cirrus Holdings USA LLC, Term Loan, (1 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 01/29/27		949	948,649
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27		25	24,805
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 10/10/25		136	116,651
EyeCare Partners LLC 2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%), 8.36%, 02/18/28		500	479,165
2020 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 02/18/27		46	45,750
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 4.75%, 03/05/26		50	47,959
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 08/06/26		285	284,057
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 06/07/23		7	6,744
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/14/25		2	1,981
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 9.25%, 04/29/25		995	1,011,417
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 12/13/26		31	30,884

			4,559,788

16

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Services — 1.0%
Azalea Topco, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.71%, 07/25/26	USD	179	$177,488
Team Services Group, Second Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.00%, 10/27/28(d)		2,000	1,990,000
Unified Physician Management LLC, 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/18/27(d)		33	32,917
WP CityMD Bidco LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 08/13/26		31	30,501

			2,230,906

Health Care Technology — 0.7%
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.45%, 02/11/26		11	11,009
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.86%, 10/10/25		160	159,772
Press Ganey Holdings, Inc., 2020 Incremental Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.00%, 07/25/26		110	110,046
Verscend Holdings Corp., 2nd Lien Term Loan, 5.89%, 02/01/29(d)		1,241	1,259,615

			1,540,442

Hotels, Restaurants & Leisure — 0.9%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 02/02/26(d)		15	14,742
Aristocrat Leisure Ltd., 2020 Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/24		23	22,889
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.33%, 09/15/23		24	23,706
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 12/23/24		76	74,478
2020 Term Loan B1, (1 mo. LIBOR + 4.50%), 4.61%, 07/20/25		369	369,076
CCM Merger, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/04/25		35	34,895
ECL Entertainment, LLC, Term Loan, 03/31/28(d)(n)		67	67,000
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/08/24		286	266,075
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 11/30/23		29	29,275
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		180	176,856
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(d)		4	4,926
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 08/25/25(d)		14	14,139
IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		411	409,042
IRB Holding Corp., 2020 Term Loan B, (6 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/05/25		49	48,739
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24		9	8,586

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.70%, 07/10/25	USD	29	$29,363
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%, 0.25% Floor), 2.50%, 02/08/27		45	44,182
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, (3 mo. LIBOR + 5.00%), 5.20%, 05/29/26		126	102,478
2020 Super Priority Term Loan, (3 mo. LIBOR + 1.50%, 1.00% Floor), 2.50%, 02/28/25		25	26,016
Zaxby’s Operating Company LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/28/27		160	159,720
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 7.25%, 12/28/28		20	20,200

			1,946,383

Household Durables — 0.0%
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 10/30/27		27	26,899

Household Products — 0.0%
Spectrum Brands, Inc., 2021 Term Loan, (3 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 03/03/28		12	11,963

Independent Power and Renewable Electricity Producers — 0.5%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 01/15/25		13	13,087
MSM Acquisitions, Inc.(d)
Delayed Draw Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/09/26		181	178,997
Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/09/26		856	848,999

			1,041,083

Industrial Conglomerates — 1.2%
AVSC Holding Corp.
2020 Term Loan B1, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/03/25		218	192,901
2020 Term Loan B3, (PIK + 10.00%), 10.00%, 10/15/26		27	32,030
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		25	25,114
Vertical Midco GmbH, USD Term Loan B, 07/31/27(n)		106	105,969
Vertiv Group Corporation, 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.87%, 03/02/27		357	353,642
World Remit Ltd., Term Loan, (3 mo. LIBOR + 9.25%, 1.00% Floor), 10.25%, 01/27/25(d)		2,000	1,922,000

			2,631,656

Insurance — 2.6%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/09/25		144	141,858
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/09/25		36	35,791
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/19/28		68	67,249
AssuredPartners Capital, Inc., 2020 Incremental Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/13/27		22	21,775
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 02/13/27		9	9,243

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Higginbotham Insurance Agency, Inc., 2020 Term Loan, (3 mo. LIBOR + 5.75%, 0.75% Floor), 6.50%, 11/25/26(d)	USD	1,951	$1,948,916
Hub International Limited, 2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/25/25		21	20,709
HUB International Ltd., 2018 Term Loan B, 04/25/25(n)		162	159,553
Integrity Marketing Acquisition LLC, 2020 3rd Amendment Delayed Draw Term Loan, (3 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 08/27/25(d)		944	962,769
Peter C. Foy Associates & Insurance Service, Delayed Draw Term Loan B, (3 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 03/31/26		1,527	1,527,440
Puppet, Inc.(d)
Delayed Draw Term Loan, (3 mo. LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/11/23		191	189,594
Term Loan, (3 mo. LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/19/23		572	568,782
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 09/01/27		35	34,767
Sedgwick Claims Management Services, Inc. 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 09/03/26		132	131,515
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		48	47,679

			5,867,640

Interactive Media & Services — 0.4%
Adevinta ASA, USD Term Loan B, 04/20/28(n)		142	141,852
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 12/06/27		125	123,871
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/31/26		88	87,692
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		437	443,555

			796,970

Internet & Direct Marketing Retail — 1.0%
CNT Holdings I Corp., 2020 Term Loan, 11/08/27(n)		142	141,601
Syndigo LLC, (3 mo. LIBOR + 8.00%, 0.75% Floor), 0.00%, 12/15/28(d)		2,000	2,000,000

			2,141,601

Internet Software & Services — 0.1%
Uber Technologies, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 02/25/27		177	176,546

IT Services — 2.7%
Acquia, Inc.(d)
Revolver, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 10/31/25		3	2,743
Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 10/31/25		316	321,214
Aruba Investments, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 11/24/28		45	45,112
2020 USD Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/24/27		19	18,952
Banff Merger Sub, Inc., 2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 10/02/25		178	177,513
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 10/31/26		537	532,076

Security		Par (000)	Value

IT Services (continued)
Celestial -Saturn Parent INC, 2nd Lien Term Loan, 03/22/29(n)	USD	85	$84,150
Edifecs, Inc., Tranche B Term Loan, (3 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 09/21/26(d)		1,054	1,083,389
Greeneden US Holdings II LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		443	443,038
GreenSky Holdings, LLC, 2020 Term Loan B2, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/29/25(d)		70	68,780
Hyphen Solutions LLC, Term Loan, (3 mo. LIBOR + 5.50%), 5.50%, 10/27/26(d)		1,500	1,506,000
Optiv Security, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/01/24		148	142,067
Peak 10 Holding Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 3.70%, 08/01/24		34	31,814
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 02/13/27		183	176,878
Rackspace Hosting, Inc., 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 02/09/28		23	23,243
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/09/28(d)		1,000	1,027,500
TierPoint LLC, 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/05/26		32	32,195
Virtusa Corp., Term Loan B, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/11/28		24	24,015
WEX, Inc., 2021 Term Loan, 03/18/28(n)		23	22,914
Winshuttle LLC FILO, Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 08/09/24(d)		301	305,168

			6,068,761

Life Sciences Tools & Services — 0.2%
eResearchTechnology, Inc.
2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		230	230,518
2021 Incremental Term Loan, 5.50%, 02/04/27		39	39,018
Maravai Intermediate Holdings LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/19/27(d)		26	25,983
PPD, Inc., Initial Term Loan, (1 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 01/13/28		46	45,770

			341,289

Machinery — 0.3%
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 08/05/24		34	34,173
RSC Acquisition, Inc., 2020 Incremental Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 10/30/26(d)		311	308,753
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 3.27%, 03/28/25		434	425,296

			768,222

Media — 1.9%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		193	177,300
Altice Financing SA
2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 07/15/25		7	6,707
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.95%, 01/31/26		45	44,456
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.20%, 08/14/26		267	266,412

18

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Media (continued)
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 1.86%, 04/30/25	USD	—	(o)	$457
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.71%, 08/21/26		461		413,033
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		533		531,763
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 01/07/28		25		24,825
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.88%, 10/17/26		183		177,374
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 09/13/24		127		125,464
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/24		373		372,794
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.36%, 02/23/29		123		123,615
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 3.39%, 10/20/25		270		261,706
2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.20%), 7.20%, 10/19/26		141		129,306
Playtika Holding Corp., 2021 Term Loan, (3 mo. LIBOR +0.1%, 2.75% Floor), 2.86%, 03/11/28		125		124,219
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/25/26		160		159,471
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%), 2.36%, 01/03/24		11		10,594
Terrier Media Buyer, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 12/17/26		197		194,575
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(d)		267		265,548
Virgin Media Bristol LLC, 2020 USD Term Loan Q, 01/31/29(n)		51		50,866
William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.94%, 05/18/25		282		265,614
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.23%, 01/20/28		15		14,430
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/09/27		626		620,890

				4,361,419

Metals & Mining — 0.0%
Ball Metalpack, LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 4.69%, 07/31/25		36		36,177

Oil, Gas & Consumable Fuels — 0.0%
Ascent Resources Utica LLC, 2020 Fixed 2nd Lien Term Loan, (Fixed), 10.00%, 11/01/25		62		68,510
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 12/13/25		23		22,826
Lealand Finance Company B.V., 2020 Take Back Term Loan, (PIK + 3.00%), 3.00%, 06/30/25		5		2,706

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 06/30/24(d)	USD	1	$647
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%, 0.50% Floor), 2.25%, 01/31/28(d)		14	14,053

			108,742

Personal Products — 0.2%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 10/01/26(n)		443	441,974

Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 3.63%, 05/04/25		143	141,103
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 02/22/28		22	21,769
Precision Medicine Group, LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, , 0.75% Floor), 3.75%, 11/18/27		128	126,840
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 06/02/25		267	266,361

			556,073

Professional Services — 0.2%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 02/06/26		447	443,719

Real Estate Management & Development — 2.6%
2-10 HBW LLC, (3 mo. LIBOR + 6.00%, 1.00% Floor), 6.75%, 03/25/27(d)		2,354	2,333,266
Arrow Purchaser, Inc.
Revolver, 0.20%, 02/26/26(d)		102	100,476
Term Loan, 02/26/26(n)		1,404	1,389,471
Situsamc Holdings Corp., (1 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 06/30/25(d)		1,995	1,967,070

			5,790,283

Road & Rail — 0.0%
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 5.71%, 08/04/25(d)		29	26,377

Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 09/19/26		11	10,816

Software — 7.5%
Applied Systems, Inc.
2017 1st Lien Term Loan, 09/19/24(n)		214	212,977
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 5.70%, 09/19/25		71	71,355
Barracuda Networks, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/12/25		214	213,247
2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28		28	28,455
Bluefin Holding LLC, Term Loan, (3 mo. LIBOR + 7.75%), 7.90%, 09/04/26(d)		294	297,084
Bullhorn, Inc., 2020 Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 09/30/26(d)		1,791	1,782,127
By Crown Parent LLC, Term Loan B1, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/26		72	71,846

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Cloudera, Inc., Term Loan B, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 12/22/27(d)	USD	15	$14,963
Cornerstone OnDemand, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 04/22/27		23	22,838
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24		213	212,843
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.51%, 05/27/24		149	141,542
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		45	46,406
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/31/27		238	262,612
First Advantage Holdings LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 01/31/27		7	6,926
Foundation Software, Term Loan, 7.00%, 08/31/27(d)		489	503,651
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.93%, 03/11/28		125	123,985
Help/Systems Holdings, Inc, 2019 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/19/26		2,084	2,093,756
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed), 7.13%, 02/25/25		38	38,784
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 02/25/27		319	315,856
Keep Trucking, Inc., Term Loan, 03/31/25(n)		2,000	1,970,000
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 09/30/24		31	30,752
MED ParentCo LP, 2020 Incremental Term Loan B, (1 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 08/31/26		32	31,800
Mitchell International, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 11/29/24		41	40,331
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.36%, 11/30/25		74	73,376
2020 Add-On Term Loan, (1 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 12/01/24		205	204,829
Monotype Imaging Holdings, Inc., Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 10/09/26		38	37,550
Netsmart Technologies, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		30	29,962
Omnitracs, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.00%), 8.11%, 10/01/28(d)		49	49,061
Persado, Inc., (1 mo. LIBOR + 7.00%), 8.80%, 02/03/27(d)		177	177,064
Planview Parent, Inc.
2nd Lien Term Loan, (1 Week LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/17/28		76	75,620
Term Loan, (3 mo. LIBOR + 4.00%, , 0.75% Floor), 4.75%, 12/17/27		159	158,853
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.11%, 04/26/24		33	32,794

Security		Par (000)	Value

Software (continued)
Raptor Acquisition, Inc.
Revolver, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.20%, 03/28/27	USD	185	$180,975
Term Loan, 03/28/27(n)		1,662	1,628,771
RealPage, Inc
Second Lien Term Loan, 5.89%, 03/31/26(d)		1,034	1,059,906
Term Loan, 02/17/28(n)		571	567,839
Rigup, Inc., Delayed Draw Term Loan, (1 mo. LIBOR + 7.00%, 1.50% Floor), 8.50%, 03/01/24(d)		1,074	1,110,995
Sabre GLBL, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/17/27		24	24,165
Severin Acquisition, LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 08/01/25		269	265,110
Solera LLC, USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 03/03/23		46	46,089
Sophia LP, 2020 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/07/27		185	184,619
Syntellis Performance Solutions LLC, Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 08/02/27(d)		1,289	1,314,811
Tempo Acquisition LLC, 2020 Extended Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/02/26		442	441,887
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.36%, 03/04/28		80	81,248
Ultimate Software Group, Inc.
2020 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 05/03/27		43	43,967
2021 Incremental Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/03/26		62	62,513
Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 05/03/26		514	514,464

			16,900,604

Specialty Retail — 0.4%
Belron Finance US LLC, 2019 USD Term Loan B, (3 mo. LIBOR + 2.25%), 2.46%, 10/30/26		41	41,164
EG Group Limited, 2021 Term Loan, 03/10/26(n)		16	15,820
MED ParentCo LP
1st Lien Delayed Draw Term Loan, (1 mo. LIBOR + 4.25%), 4.25%, 08/31/26		11	11,009
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.36%, 08/31/26		44	43,901
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/12/28		444	442,979
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24		96	94,824
Sotheby’s, Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 01/15/27		230	230,375
Woof Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/21/27		71	70,645
WOOF Holdings, Inc., 2nd Lien Term Loan, (12 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/21/28		13	13,179

			963,896

Technology Hardware, Storage & Peripherals — 0.4%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.11%, 07/23/26		1,031	967,047

20

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods — 0.1%
Calceus Acquisition, Inc., Term Loan B, (3 mo. LIBOR + 5.50%), 5.73%, 02/12/25(d)	USD	233	$215,633

Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/23/25		141	141,312

Tobacco — 0.4%
JUUL Labs, Inc., Term Loan, (3 mo. LIBOR + 8.00%, 1.50% Floor), 9.50%, 08/02/23(d)		900	893,577

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Company LLC 2021 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		12	11,976
2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		21	20,708
ION Trading Finance Limited, 2021 Term Loan, 03/25/28(n)		16	15,980

			48,664

Transportation Infrastructure — 0.4%
Geo Parent Corp., Term Loan B, (3 mo. LIBOR + 5.25%), 5.39%, 12/19/25(d)		990	980,025

Wireless Telecommunication Services — 0.2%
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 04/11/25		24	23,474
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.86%, 06/10/27		354	353,948

			377,422

Total Floating Rate Loan Interests — 48.1% (Cost: $106,958,527)			108,157,384

Foreign Agency Obligations

Indonesia — 0.1%
Indonesia Government International Bond, 4.63%, 04/15/43		200	221,187

Maldives — 0.1%
Republic of Maldives Ministry of Finance and Treasury Bond, 7.00%, 06/07/22		200	182,688

Pakistan — 0.3%
Pakistan Government International Bond
6.00%, 04/08/26		200	203,250
7.38%, 04/08/31		200	204,000
8.88%, 04/08/51		200	207,500

			614,750

Sri Lanka — 0.2%
Sri Lanka Government International Bond
6.35%, 06/28/24		310	197,916

Security		Par (000)	Value

Sri Lanka (continued)
Sri Lanka Government International Bond (continued)
6.83%, 07/18/26	USD	200	$122,062
7.55%, 03/28/30		400	244,000

			563,978

Total Foreign Agency Obligations — 0.7% (Cost: $1,728,966)			1,582,603

		Shares

Investment Companies

Fixed Income Funds — 0.9%
Invesco Senior Loan ETF		2,104	46,561
iShares JP Morgan USD Emerging Markets Bond ETF(l)(m)		18,476	2,011,667

			2,058,228

Total Investment Companies — 0.9% (Cost: $2,043,802)			2,058,228

		Par (000)

Preferred Securities

Capital Trusts — 2.8%(g)

Banks — 0.9%
AIB Group PLC, 6.25%(a)	EUR	200	262,987
Banco Bilbao Vizcaya Argentaria SA, 6.00%(a)		200	254,047
Bank of East Asia Ltd., 5.88%(a)	USD	250	266,797
Intesa Sanpaolo SpA, 7.75%(a)	EUR	400	574,060
Kasikornbank PCL, 5.28%(a)	USD	200	210,312
Stichting AK Rabobank Certificaten, 2.19%(k)	EUR	315	478,587

			2,046,790

Diversified Financial Services(a) — 1.1%
Bank of America Corp., Series Z, 6.50%	USD	500	560,000
Barclays PLC, 7.13%	GBP	400	620,381
Credit Suisse Group AG
6.25%	USD	200	212,744
7.50%		200	216,465
UniCredit SpA, 7.50%	EUR	600	832,031

			2,441,621

Insurance(a) — 0.3%
Achmea BV, 4.63%		200	250,794
FWD Ltd., 5.50%	USD	200	195,937
Legal & General Group PLC, 5.63%	GBP	200	300,477

			747,208

Oil, Gas & Consumable Fuels — 0.1%
Repsol International Finance BV, 4.25%(a)	EUR	100	129,144

Real Estate Management & Development — 0.1%
Aroundtown SA, 3.38%(a)		100	122,047

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Utilities(a) — 0.3%
Electricite de France SA
3.38%	EUR	200	$249,785
6.00%	GBP	300	464,243

			714,028

Total Capital Trusts — 2.8%			6,200,838

		Shares

Preferred Stocks — 0.4%(d)

Commercial Services & Supplies — 0.0%
Verscend Intermediate Holding		33	32,340

Insurance — 0.0%
Alliant Holdings, Inc.		55	54,065

Technology Hardware, Storage & Peripherals — 0.4%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $771,512)(p)		7,041	925,732

Total Preferred Stocks — 0.4%			1,012,137

Total Preferred Securities — 3.2% (Cost: $6,557,147)			7,212,975

Warrants

Capital Markets — 0.0%
Pico Quantitative Trade Holding LLC(d)		6	14,100

Industrial Conglomerates — 0.0%
World Remit Ltd. (Expires 02/11/31), Series D(d)		1,596	31,605

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Expires 10/27/24)(e)		20	91

Total Warrants — 0.0% (Cost: $ — )			45,796

Total Long-Term Investments — 114.6% (Cost: $252,290,668)			257,655,686

Short-Term Securities

Money Market Funds — 12.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.03%(m)(q)		26,966,522	26,966,522

Total Short-Term Securities — 12.0% (Cost: $26,966,522)			26,966,522

Options Purchased — 0.1% (Cost: $697,303)			282,655

Total Investments Before Options Written — 126.7% (Cost: $279,954,493)			284,904,863

Options Written — (0.0)%
(Premiums Received: $(148,647))			(31,011)

Total Investments, Net of Options Written — 126.7% (Cost: $279,805,846)			284,873,852

Liabilities in Excess of Other Assets — (26.7)%			(60,083,627)

Net Assets — 100.0%			$224,790,225

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Perpetual security with no stated maturity date.
(h)	Convertible security.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(l)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(m)	Affiliate of the Fund.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Amount is less than 500.
(p)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $925,732, representing 0.41% of its net assets as of period end, and an original cost of $771,512.

(q)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

22

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$3,882,346	$23,084,176	(a)	$—	$—	$—	$26,966,522	26,966,522	$645	$—
iShares 0-5 Year High Yield Corporate Bond ETF	6,186,293	—		(6,224,382)	217,260	(179,171)	—	—	52,892	—
iShares JP Morgan USD Emerging Markets Bond ETF	2,141,553	—		—	—	(129,886)	2,011,667	18,476	13,159	—

					$217,260	$(309,057)	$28,978,189		$66,696	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Long Bond	6	06/21/21	$928	$(36,774)
2-Year U.S. Treasury Note	20	06/30/21	4,415	(4,537)

				(41,311)

Short Contracts
Euro-BOBL	2	06/08/21	317	960
Euro-Bund	1	06/08/21	201	503
10-Year U.S. Treasury Note	118	06/21/21	15,451	311,213
10-Year U.S. Ultra Long Treasury Note	4	06/21/21	575	20,183
U.S. Ultra Bond	2	06/21/21	362	18,293
Long Gilt	1	06/28/21	176	(42)
5-Year U.S. Treasury Note	21	06/30/21	2,591	31,472

				382,582

				$341,271

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	212,737	CHF	200,000	Morgan Stanley & Co. International PLC	04/15/21	$1,079
USD	10,618	CHF	10,000	State Street Bank and Trust Co.	04/15/21	35
USD	346,365	CHF	320,000	State Street Bank and Trust Co.	04/15/21	7,711
USD	95,487	EUR	80,000	Bank of America N.A.	04/15/21	1,653
USD	306,222	EUR	260,000	Bank of America N.A.	04/15/21	1,263
USD	19,363,717	EUR	16,200,000	Bank of America N.A.	04/15/21	362,435
USD	11,941	EUR	10,000	BNP Paribas S.A.	04/15/21	212
USD	118,189	EUR	100,000	Morgan Stanley & Co. International PLC	04/15/21	897
USD	188,081	EUR	160,000	Morgan Stanley & Co. International PLC	04/15/21	414
USD	4,752,672	GBP	3,430,000	Bank of America N.A.	04/15/21	23,941
USD	68,986	GBP	50,000	Morgan Stanley & Co. International PLC	04/15/21	54
USD	263,344	GBP	190,000	Morgan Stanley & Co. International PLC	04/15/21	1,402
USD	134,363	SEK	1,140,000	Bank of America N.A.	04/15/21	3,819
USD	722,581	AUD	933,000	Morgan Stanley & Co. International PLC	06/16/21	13,702

						418,617

EUR	320,000	USD	380,497	Morgan Stanley & Co. International PLC	04/15/21	(5,162)
EUR	120,000	USD	143,432	State Street Bank and Trust Co.	04/15/21	(2,682)

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	210,000	USD	290,403	Morgan Stanley & Co. International PLC	04/15/21	$(889)
USD	41,246	GBP	30,000	BNP Paribas S.A.	04/15/21	(113)

						(8,846)

						$409,771

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
Alps Alerian MLP ETF	2,103	04/16/21	USD 31.00	USD 6,519	$112,511
Euro Stoxx Banks	1,187	04/16/21	EUR 92.50	EUR 65	43,500
iShares Russell 2000 ETF	692	04/16/21	USD 240.00	USD 16,608	15,224
iShares Russell 2000 ETF	287	04/16/21	USD 225.00	USD 6,458	84,378
10-Year U.S. Treasury Note	105	04/23/21	USD 134.00	USD 14,070	4,922
Stoxx Euro 600 Telecom	84	06/18/21	EUR 230.00	EUR 11	20,686

					281,221

Put
Invesco QQQ Trust, Series 1	222	04/01/21	USD 305.00	USD 6,771	555

					$281,776

OTC Credit Default Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty					Value
Put
5-Year Credit Default Swap, 04/23/26	55.00%	Quarterly	1%	Quarterly	Morgan Stanley And Co. International	04/21/21	NR	USD 55.00	USD 3,273	$879

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
Alps Alerian MLP ETF	685	04/16/21	USD 34.00	USD 2,329	$(5,480)
Euro Stoxx Banks	1,187	04/16/21	EUR 100.00	EUR 70	(5,220)
iShares Russell 2000 ETF	692	04/16/21	USD 255.00	USD 17,646	(2,768)
iShares Russell 2000 ETF	287	04/16/21	USD 235.00	USD 6,745	(15,354)
10-Year U.S. Treasury Note	105	04/23/21	USD 135.50	USD 14,227	(1,641)

					(30,463)

Put
Invesco QQQ Trust, Series 1	222	04/01/21	USD 290.00	USD 6,438	(222)

					$(30,685)

OTC Credit Default Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Credit	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rating	Price	Amount (000)	Value
Put
5-Year Credit Default Swap, 04/23/26	1%	Quarterly	65.00%	Quarterly	Morgan Stanley And Co. International	04/21/21	NR	USD 65.00	USD 3,273	$(326)

24

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$12,922,005	$1,000,000	$13,922,005
Common Stocks
Banks	—	861,777	—	861,777
Capital Markets	—	93,945	—	93,945
Construction & Engineering	1,726	—	—	1,726
Consumer Finance	122,017	—	—	122,017
Diversified Telecommunication Services	—	45,632	—	45,632
Media	—	76,530	—	76,530
Oil, Gas & Consumable Fuels	986	—	—	986
Specialty Retail	—	5,499	—	5,499
Corporate Bonds
Aerospace & Defense	—	2,920,779	—	2,920,779
Airlines	—	2,589,435	—	2,589,435
Auto Components	—	1,007,923	—	1,007,923
Automobiles	—	1,319,562	—	1,319,562
Banks	216,579	5,086,662	—	5,303,241
Beverages	—	1,360,592	—	1,360,592
Biotechnology	—	309,860	—	309,860
Building Materials	—	674,844	—	674,844
Building Products	—	619,222	—	619,222
Capital Markets	201,486	1,164,977	—	1,366,463
Chemicals	—	1,037,886	—	1,037,886
Commercial Services & Supplies	—	1,425,526	—	1,425,526
Communications Equipment	—	861,768	—	861,768
Construction & Engineering	—	260,001	—	260,001
Construction Materials	—	635,406	—	635,406
Consumer Discretionary	—	1,530,006	—	1,530,006
Consumer Finance	446,004	2,000,929	—	2,446,933
Containers & Packaging	—	152,275	—	152,275
Diversified Consumer Services	—	1,776,044	—	1,776,044
Diversified Financial Services	—	5,695,725	—	5,695,725
Diversified Telecommunication Services	—	4,077,002	—	4,077,002
Electric Utilities	—	1,664,412	—	1,664,412
Electrical Equipment	—	150,002	—	150,002

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Electronic Equipment, Instruments & Components	$—	$74,969	$—	$74,969
Energy Equipment & Services	—	754,115	—	754,115
Environmental, Maintenance, & Security Service	—	505,542	—	505,542
Equity Real Estate Investment Trusts (REITs)	—	523,846	—	523,846
Food & Staples Retailing	—	1,155,865	—	1,155,865
Food Products	210,962	839,493	—	1,050,455
Gas Utilities	—	29,296	—	29,296
Health Care Equipment & Supplies	—	518,624	—	518,624
Health Care Providers & Services	—	2,125,654	—	2,125,654
Health Care Technology	—	484,777	—	484,777
Healthcare	—	20,211	—	20,211
Hotels, Restaurants & Leisure	83,838	5,963,905	—	6,047,743
Household Durables	—	1,272,377	—	1,272,377
Household Products	—	37,000	—	37,000
Independent Power and Renewable Electricity Producers	—	2,300,474	—	2,300,474
Insurance	—	2,282,550	—	2,282,550
Interactive Media & Services	—	909,430	—	909,430
Internet Software & Services	—	833,581	—	833,581
IT Services	—	1,643,527	—	1,643,527
Leisure Products	—	132,413	—	132,413
Machinery	—	1,288,643	—	1,288,643
Media	—	7,311,711	—	7,311,711
Metals & Mining	192,902	3,647,242	—	3,840,144
Multi-line Retail	222,779	624,697	—	847,476
Oil, Gas & Consumable Fuels	519,685	11,427,108	—	11,946,793
Personal Products	—	231,883	—	231,883
Pharmaceuticals	414,520	2,780,870	—	3,195,390
Producer Durables: Miscellaneous	—	851,819	—	851,819
Real Estate Management & Development	215,700	22,277,056	—	22,492,756
Road & Rail	—	462,437	—	462,437
Semiconductors & Semiconductor Equipment	313,639	143,432	—	457,071
Software	—	1,600,197	—	1,600,197
Specialty Retail	—	1,169,867	—	1,169,867
Textiles, Apparel & Luxury Goods	291,387	71,088	2,077,120	2,439,595
Thrifts & Mortgage Finance	—	495,064	—	495,064
Tobacco	—	100,689	—	100,689
Transportation	—	235,174	—	235,174
Transportation Infrastructure	—	208,486	—	208,486
Utilities	—	1,001,880	—	1,001,880
Wireless Telecommunication Services	—	1,404,152	—	1,404,152
Floating Rate Loan Interests	—	51,425,605	56,731,779	108,157,384
Foreign Agency Obligations	—	1,582,603	—	1,582,603
Investment Companies	2,058,228	—	—	2,058,228
Preferred Securities
Capital Trusts	—	6,200,838	—	6,200,838
Preferred Stocks	—	—	1,012,137	1,012,137
Warrants	—	91	45,705	45,796
Short-Term Securities
Money Market Funds	26,966,522	—	—	26,966,522
Options Purchased
Credit Contracts	—	879	—	879
Equity Contracts	276,854	—	—	276,854
Interest Rate Contracts	4,922	—	—	4,922
Unfunded Floating Rate Loan Interests	—	6,998	32,469	39,467
Liabilities
Unfunded Floating Rate Loan Interests	—	(57)	(36,211)	(36,268)

	$32,760,736	$191,284,327	$60,862,999	$284,908,062

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$418,617	$—	$418,617
Interest Rate Contracts	382,624	—	—	382,624

26

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities
Credit Contracts	$—	$(326)	$—	$(326)
Equity Contracts	(29,044)	—	—	(29,044)
Foreign Currency Exchange Contracts	—	(8,846)	—	(8,846)
Interest Rate Contracts	(42,994)	—	—	(42,994)

	$310,586	$409,445	$—	$720,031

(a)

Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests	Preferred Stocks	Warrants	Total
Assets
Opening balance, as of December 31, 2020	$—	$2,123,909	$35,016,702	$(25,950)	$825,631	$14,100	$37,954,392
Transfers into Level 3(a)	—	—	5,288,548	553	—	—	5,289,101
Transfers out of Level 3(b)	—	—	(710,709)	—	—	—	(710,709)
Accrued discounts/premiums	—	2,583	37,784	—	—	—	40,367
Net realized gain (loss)	—	—	52,901	—	—	—	52,901
Net change in unrealized appreciation
(depreciation)(c)	(100)	(49,372)	404,590	21,655	154,166	31,605	562,544
Purchases	1,000,100	—	19,066,358	—	32,340	—	20,098,798
Sales	—	—	(2,424,395)	—	—	—	(2,424,395)

Closing balance, as of March 31, 2021	$1,000,000	$2,077,120	$56,731,779	$(3,742)	$1,012,137	$45,705	$60,862,999

Net change in unrealized appreciation (depreciation)on investments still held at March 31, 2021(c)	$(100)	$(49,372)	$390,356	$26,209	$154,166	$31,605	$552,864

(a)

As of December 31, 2020, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2021, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of December 31, 2020, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2021, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $16,999,195. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Corporate Bonds	$2,077,120	Income	Discount Rate	8%		—

Floating Rate Loan Interests	40,728,842	Income	Discount Rate	5% - 13%		9%
		Market	Recent Transactions	—		—

Preferred Stocks(b)	1,012,137	Income	Discount Rate	11% - 28%		27%
			Revenue Multiple	14.84x		—
			Recent Transactions	—		—

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Strategies Fund

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Warrants	$45,705	Income	Discount Rate	8% - 9%		9%

	$43,863,804

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $925,732 changed to Curent Value. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation

AUD	Australian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

PCL	Public Company Limited

PIK	Payment-in-Kind

SOFR	Secured Overnight Financing Rate

28